UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL EQUITY FUND
December 31, 2005

-------------------------------------------------------------------------------
                                                                 MARKET VALUE
DESCRIPTION                                      SHARES          ($ THOUSANDS)
-------------------------------------------------------------------------------

COMMON STOCK -- 97.7%

AUSTRALIA -- 2.7%
   Amcor                                          177,313          $     972
   Aristocrat Leisure                              31,361                283
   Australia & New Zealand
      Banking Group                               222,344              3,906
   BHP Billiton                                   508,527              8,486
   BlueScope Steel                                563,612              2,882
   Boral                                          260,194              1,546
   Brambles Industries                          1,011,121              7,506
   Caltex Australia                                70,759              1,006
   Centro Properties Group                        106,574                495
   Coles Myer                                     109,953                823
   Commonwealth Bank of Australia                 156,784              4,917
   Computershare                                  224,927              1,120
   CSL                                             18,107                565
   CSR                                             60,474                154
   DCA Group                                      115,810                338
   Downer EDI                                      33,112                174
   GPT Group                                      331,385                997
   Iluka Resources                                172,410                992
   Insurance Australia Group                      201,835                802
   Macquarie Airports                             907,037              2,109
   Macquarie Bank                                  34,999              1,750
   Macquarie Goodman Group                         56,584                198
   Macquarie Infrastructure Group                 544,656              1,422
   Mayne Group                                     24,120                 62
   Mayne Pharma*                                   24,120                 45
   Mirvac Group                                   117,761                356
   National Australia Bank                        376,593              8,951
   Orica                                           75,728              1,133
   Origin Energy                                  206,000              1,135
   Pacific Brands                                  50,080                 98
   PaperlinX                                       39,100                110
   Promina Group                                  217,343                772
   Qantas Airways                                 313,825                930
   QBE Insurance Group                            763,967             10,984
   Rinker Group                                   199,559              2,408
   Rio Tinto                                       18,901                957
   Santos                                         122,138              1,098
   Stockland                                      299,617              1,429
   Suncorp-Metway                                   8,720                128
   Wesfarmers                                      31,454                853
   Westpac Banking                                207,323              3,460
   Woodside Petroleum                             178,578              5,134
   Woolworths                                     289,994              3,584
                                                                   ---------
                                                                      87,070
                                                                   ---------
AUSTRIA -- 0.9%
   Andritz                                          1,657                181
   Boehler-Uddeholm                                 1,817                306
   Erste Bank der
      Oesterreichischen Sparkassen (A)             26,501              1,468
   OMV                                            159,600              9,236
   Raiffeisen International
      Bank Holding*                                 7,018                458
   Telekom Austria                                528,751             11,821
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts, Cl A               9,700              3,444
   Voestalpine                                     30,200              3,026
   Wienerberger                                     4,615                183
                                                                   ---------
                                                                      30,123
                                                                   ---------

-------------------------------------------------------------------------------
                                                                 MARKET VALUE
DESCRIPTION                                      SHARES          ($ THOUSANDS)
-------------------------------------------------------------------------------

BELGIUM -- 0.7%
   Belgacom                                         4,237          $     138
   Colruyt (A)                                      1,151                158
   Delhaize Group                                  87,300              5,684
   Dexia                                           13,429                309
   Electrabel (A)                                   2,048                922
   Fortis (A)                                     237,823              7,550
   Groupe Bruxelles Lambert                        10,987              1,074
   KBC Groep                                       49,985              4,637
   UCB                                             29,750              1,392
                                                                   ---------
                                                                      21,864
                                                                   ---------
BRAZIL -- 0.1%
   Gerdau ADR                                      92,250              1,539
   Uniao de Bancos Brasileiros GDR                 13,800                877
                                                                   ---------
                                                                       2,416
                                                                   ---------
CANADA -- 1.6%
   Abitibi-Consolidated (A)                       116,200                463
   Alcan (A)                                      128,300              5,246
   Cameco (A)                                      43,900              2,773
   Canadian Natural Resources (A)                 142,400              7,025
   Falconbridge                                    43,471              1,284
   Inco*                                           58,000              2,527
   Manulife Financial (A)                          38,000              2,221
   Methanex (A)                                    51,300                960
   Potash Saskatchewan (A)                         37,300              2,973
   Rogers Communications, Cl B (A)                223,850              9,428
   Suncor Energy (A)                               17,300              1,086
   Teck Cominco, Cl B                             212,200             11,272
   TELUS (A)                                      124,800              4,986
   Toronto-Dominion Bank (A)                       19,500              1,020
                                                                   ---------
                                                                      53,264
                                                                   ---------
CHINA -- 0.0%
   China Petroleum & Chemical                   2,176,000              1,081
                                                                   ---------
DENMARK -- 0.4%
   AP Moller - Maersk                                 218              2,248
   Carlsberg, Cl B                                  5,700                305
   D/S Torm (A)                                     1,800                 87
   Danisco                                          2,600                198
   Danske Bank                                     28,900              1,014
   DSV                                              2,200                271
   H Lundbeck                                       8,900                184
   NKT Holding                                     20,800                951
   Novo-Nordisk, Cl B (A)                         108,000              6,054
   TDC                                             47,455              2,833
   William Demant Holding*                          5,000                275
                                                                   ---------
                                                                      14,420
                                                                   ---------
FINLAND -- 0.9%
   Amer Sports (A)                                 48,488                900
   Fortum (A)                                     614,408             11,480
   Kesko, Cl B                                     14,800                418
   Metso (A)                                       70,976              1,935
   Neste Oil*                                      12,000                338
   Nokia                                          173,539              3,162
   Nokian Renkaat (A)                               8,250                104
   Pohjola Group, Cl D (A)                        119,289              1,878
   Rautaruukki (A)                                129,399              3,136
   Sampo, Cl A                                    145,749              2,531
   Stora Enso, Cl R (A)                            51,200                691
   Wartsila, Cl B (A)                              48,548              1,432


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL EQUITY FUND
December 31, 2005

-------------------------------------------------------------------------------
                                                                 MARKET VALUE
DESCRIPTION                                      SHARES          ($ THOUSANDS)
-------------------------------------------------------------------------------
   YIT-Yhtyma                                      26,650          $   1,136
                                                                   ---------
                                                                      29,141
                                                                   ---------
FRANCE -- 9.3%
   Accor (A)                                       31,617              1,733
   Air France-KLM                                  60,624              1,294
   Air Liquide                                      8,117              1,556
   Alcatel*                                        25,135                310
   Assurances Generales de
      France (A)                                  198,400             19,588
   AXA                                            602,760             19,382
   BNP Paribas                                    300,353             24,215
   Bouygues (A)                                   408,353             19,893
   Business Objects*                               10,332                417
   Carrefour                                      136,449              6,370
   Casino Guichard Perrachon                       10,132                672
   Cie de Saint-Gobain                             65,173              3,863
   Cie Generale d'Optique
      Essilor International                        14,320              1,152
   CNP Assurances                                   6,724                528
   Compagnie Generale des
   Etablissements Michelin, Cl B                   35,551              1,991
   Credit Agricole (A)                            171,945              5,397
   Dassault Systemes (A)                          113,062              6,360
   France Telecom                                 979,402             24,249
   Groupe Danone                                   85,157              8,864
   L'Oreal                                         34,525              2,558
   Lafarge                                         31,648              2,837
   Neopost                                          3,047                304
   PagesJaunes Groupe                               7,224                187
   Pernod-Ricard                                      806                140
   Peugeot                                         12,698                729
   Publicis Groupe (A)                            139,309              4,831
   Renault (A)                                    122,138              9,926
   Sanofi-Aventis                                 388,273             33,892
   Schneider Electric (A)                          68,163              6,058
   SCOR                                           511,034              1,097
   Societe Generale                               150,501             18,445
   Suez                                           115,029              3,568
   Total                                          195,193             48,857
   Veolia Environnement (A)                        61,200              2,761
   Vinci (A)                                      142,695             12,228
   Vivendi Universal                              207,700              6,483
   Zodiac                                           4,595                294
                                                                   ---------
                                                                     303,029
                                                                   ---------
GERMANY -- 6.7%
   Allianz                                         74,704             11,274
   Altana                                          16,700                906
   BASF                                           110,614              8,443
   Bayer                                          421,134             17,530
   Bayerische Hypo-und Vereinsbank                200,700              6,063
   Bayerische Motoren Werke (A)                   122,227              5,342
   Celesio (A)                                      2,638                226
   Commerzbank                                    291,950              8,960
   Continental (A)                                125,392             11,090
   DaimlerChrysler                                205,287             10,446
   Deutsche Bank                                   85,928              8,301
   Deutsche Boerse                                 36,675              3,745
   Deutsche Post (A)                              159,251              3,847
   Deutsche Telekom                               603,228             10,018
   E.ON                                           176,189             18,162
   Fresenius Medical Care (A)                      73,395              7,705
   Henkel                                          11,700              1,084
   Hochtief                                        24,902              1,111
   Hypo Real Estate Holding                       136,950              7,105
   Infineon Technologies (A)                      428,228              3,905

-------------------------------------------------------------------------------
                                                                 MARKET VALUE
DESCRIPTION                                      SHARES          ($ THOUSANDS)
-------------------------------------------------------------------------------
   Linde                                           50,349          $   3,906
   MAN                                            137,839              7,329
   Merck KGaA                                      86,723              7,155
   Muenchener Rueckversicherungs                   80,244             10,826
   RWE                                            107,895              7,961
   SAP                                             62,103             11,220
   SAP ADR                                         10,800                487
   Siemens                                        249,207             21,282
   Suedzucker                                      64,004              1,497
   Volkswagen (A)                                  67,548              3,554
   Wincor Nixdorf                                   2,500                264
                                                                   ---------
                                                                     220,744
                                                                   ---------
GREECE -- 0.1%
   Coca Cola Hellenic Bottling                      5,160                151
   Intracom                                        40,290                266
   National Bank of Greece                         32,420              1,377
   OPAP                                            38,100              1,308
   Piraeus Bank                                    17,625                376
   Titan Cement                                     5,480                223
                                                                   ---------
                                                                       3,701
                                                                   ---------
HONG KONG -- 1.4%
   ASM Pacific Technology                          28,000                158
   Cheung Kong Holdings                           226,500              2,324
   China Mobile Hong Kong                       3,319,000             15,710
   CLP Holdings                                    97,000                563
   CNOOC                                       12,595,000              8,528
   Hang Lung Group                                248,000                526
   Hang Lung Properties                           561,000                876
   Henderson Land Development                     125,000                588
   HongKong Electric Holdings                     211,800              1,049
   Hopewell Holdings                               92,000                231
   Hysan Development                              821,000              2,033
   Kingboard Chemical Holdings                     58,000                157
   Li & Fung                                    1,316,000              2,537
   MTR                                            818,800              1,611
   New World Development                          805,000              1,106
   PCCW (A)                                     1,238,000                762
   Prosperity REIT                                  5,266                 54
   Shangri-La Asia                                658,000              1,099
   Sun Hung Kai Properties                        303,000              2,951
   Swire Pacific, Cl A                            146,500              1,315
   Wharf Holdings                                  94,000                332
                                                                   ---------
                                                                      44,510
                                                                   ---------
HUNGARY -- 0.0%
   Mol Magyar Olaj-es Gazipari                     13,000              1,212
                                                                   ---------
INDIA -- 0.0%
   Infosys Technologies ADR                         7,400                599
   Punjab National Bank                            90,000                932
                                                                   ---------
                                                                       1,531
                                                                   ---------
IRELAND -- 0.6%
   Allied Irish Banks                              65,880              1,403
   Anglo Irish Bank                               490,350              7,415
   Bank of Ireland                                 21,468                337
   CRH                                            133,302              3,907
   DCC                                              7,832                167
   Depfa Bank                                     315,550              4,649
   Fyffes                                          94,495                257
                                                                   ---------
                                                                      18,135
                                                                   ---------

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL EQUITY FUND
December 31, 2005

-------------------------------------------------------------------------------
                                                                 MARKET VALUE
DESCRIPTION                                      SHARES          ($ THOUSANDS)
-------------------------------------------------------------------------------
ISRAEL -- 0.1%
   Bank Hapoalim                                  445,000          $   2,067
   Teva Pharmaceutical
      Industries ADR                               25,000              1,075
                                                                   ---------
                                                                       3,142
                                                                   ---------
ITALY -- 2.8%
   Assicurazioni Generali                          33,700              1,173
   Banca Intesa                                   777,739              4,105
   Banca Intesa RNC                                38,669                190
   Banca Monte dei Paschi di
      Siena (A)                                   653,522              3,043
   Banca Popolare di Milano (A)                   877,925              9,584
   Banche Popolari Unite (A)                       43,164                943
   Banco Popolare di Verona e Novara               22,782                459
   Benetton Group                                  14,341                163
   Buzzi Unicem                                    12,600                197
   Capitalia (A)                                  448,794              2,589
   Enel (A)                                       210,186              1,645
   ENI - Ente Nazionale Idrocarburi             1,254,602             34,673
   Fiat*                                          150,116              1,303
   Fiat RNC*                                      497,090              3,841
   Finmeccanica                                   119,400              2,303
   Italcementi (A)                                 24,882                463
   Luxottica Group                                  9,449                239
   Mediobanca (A)                                 118,048              2,246
   Recordati                                      201,400              1,383
   Sanpaolo IMI                                   525,692              8,191
   Snam Rete Gas                                  182,904                749
   Telecom Italia                                 905,810              2,628
   Telecom Italia RNC                           3,848,578              9,510
   UniCredito Italiano (A)                        195,717              1,344
                                                                   ---------
                                                                      92,964
                                                                   ---------
JAPAN -- 27.6%
   77 Bank                                        127,000                964
   Acom                                            26,030              1,672
   Aderans                                          3,500                105
   Advantest (A)                                   29,900              3,012
   Aeon                                           191,700              4,872
   Ajinomoto                                      103,000              1,053
   Amada                                          421,000              3,710
   Amano (A)                                       88,800              1,693
   Aoyama Trading                                  39,300              1,329
   Asahi Breweries (A)                             83,100              1,013
   Asahi Kasei                                    332,000              2,245
   Asatsu-DK (A)                                   41,800              1,328
   Astellas Pharma (A)                            214,700              8,368
   Autobacs Seven                                  70,900              3,718
   Bank of Fukuoka (A)                            129,000              1,103
   Bridgestone                                     88,000              1,830
   Canon (A)                                      513,714             30,032
   Canon Sales (A)                                 86,000              1,836
   Central Glass (A)                               51,000                282
   Central Japan Railway                              710              6,797
   Chiyoda                                         60,000              1,378
   Chubu Electric Power (A)                       136,000              3,238
   Citizen Watch (A)                               12,100                100
   COMSYS Holdings (A)                            107,000              1,529
   CSK Holdings                                     2,900                145
   Dai Nippon Printing                            482,391              8,583
   Daicel Chemical Industries (A)                  40,000                287
   Daido Steel                                    190,000              1,814
   Daiichi Sankyo                                 198,675              3,829
   Daimaru                                         75,000              1,081
   Dainippon Ink and Chemicals                    370,000              1,602
   Dainippon Screen Manufacturing (A)             375,000              3,136

-------------------------------------------------------------------------------
                                                                 MARKET VALUE
DESCRIPTION                                      SHARES          ($ THOUSANDS)
-------------------------------------------------------------------------------
   Daito Trust Construction (A)                    23,800          $   1,230
   Daiwa House Industry                           136,000              2,125
   Daiwa Securities Group                         677,000              7,669
   Denki Kagaku Kogyo                             613,000              2,706
   Denso                                            3,800                131
   East Japan Railway                                 777              5,339
   Eisai                                           45,400              1,904
   Electric Power Development                      18,100                621
   Fanuc                                          153,200             12,993
   Fast Retailing (A)                              57,200              5,588
   Fuji Photo Film                                168,300              5,561
   Fuji Television Network                             43                108
   Fujikura                                        67,000                543
   Fujitsu                                        118,000                898
   Gunma Bank                                     141,000              1,042
   Gunze                                          420,000              2,790
   Hino Motors (A)                                 43,000                272
   Hirose Electric                                 22,500              2,999
   Hitachi                                      2,112,285             14,227
   Hitachi Cable (A)                              264,000              1,239
   Hitachi Capital                                101,300              2,017
   Hitachi Chemical                                11,700                309
   Hokkaido Electric Power                         92,581              1,882
   Honda Motor (A)                                243,110             13,862
   House Foods (A)                                 64,200                974
   Hoya                                            82,200              2,953
   Ibiden                                         159,200              8,524
   Isetan                                         260,800              5,557
   Itochu                                       1,040,000              8,670
   Japan Tobacco                                      684              9,968
   JFE Holdings                                   268,100              8,995
   JS Group (A)                                    74,700              1,494
   JSR                                             12,300                323
   Kamigumi                                        28,000                248
   Kaneka                                          26,000                314
   Kansai Electric Power                          537,844             11,552
   Kansai Paint                                   171,000              1,465
   Kao (A)                                        403,000             10,789
   Katokichi                                      180,100              1,225
   KDDI (A)                                            63                363
   Keisei Electric Railway (A)                    141,000                962
   Keyence (A)                                      2,100                597
   Kikkoman                                       105,000              1,019
   Kinden                                         112,000              1,011
   Kirin Brewery (A)                              201,000              2,342
   Kobe Steel                                   2,274,000              7,360
   Komatsu                                      1,184,000             19,571
   Komori                                          11,000                202
   Kubota                                         622,000              5,222
   Kuraray                                        105,000              1,087
   Kurita Water Industries (A)                      9,000                171
   Kyocera (A)                                    147,600             10,755
   Kyushu Electric Power                          192,300              4,171
   Lawson                                          76,900              3,166
   Makita                                          83,000              2,039
   Marubeni                                       532,000              2,853
   Marui                                          335,700              6,584
   Matsushita Electric Industrial (A)             757,470             14,600
   Matsushita Electric Works                      163,000              1,522
   Mediceo Paltac Holdings                          6,300                 91
   Meiji Seika Kaisha                             197,000              1,046
   Millea Holdings (A)                                701             12,056
   Mitsubishi                                     834,000             18,442
   Mitsubishi Electric                          1,020,000              7,216
   Mitsubishi Estate (A)                          512,900             10,646
   Mitsubishi Gas Chemical                        222,000              2,097
   Mitsubishi Heavy Industries                    259,000              1,141
   Mitsubishi Materials (A)                       289,000              1,476
   Mitsubishi Rayon                               364,000              2,405


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL EQUITY FUND
December 31, 2005

-------------------------------------------------------------------------------
                                                                 MARKET VALUE
DESCRIPTION                                      SHARES          ($ THOUSANDS)
-------------------------------------------------------------------------------
   Mitsubishi UFJ Financial Group                   2,853          $  38,669
   Mitsui                                         423,000              5,429
   Mitsui Chemicals                               395,000              2,654
   Mitsui Mining & Smelting                       195,000              1,224
   Mitsui OSK Lines                             1,555,000             13,557
   Mitsui Sumitomo Insurance                      277,000              3,386
   Mitsui Trust Holdings                          925,100             11,098
   Mizuho Financial Group                           2,079             16,487
   Murata Manufacturing (A)                        15,400                986
   Namco Bandai Holdings                            8,550                125
   NEC                                          1,749,000             10,877
   NGK Spark Plug (A)                              70,000              1,512
   NHK Spring (A)                                  47,000                489
   Nichirei                                       277,000              1,155
   Nidec (A)                                       35,200              2,991
   Nikon                                          117,000              1,845
   Nintendo (A)                                    25,400              3,067
   Nippon Electric Glass                          127,000              2,771
   Nippon Kayaku                                  125,000              1,066
   Nippon Mining Holdings                         143,000              1,016
   Nippon Oil                                     311,000              2,411
   Nippon Sheet Glass (A)                         510,000              2,225
   Nippon Shokubai                                112,000              1,267
   Nippon Steel (A)                               833,000              2,964
   Nippon Telegraph & Telephone                     1,720              7,811
   Nippon Yusen Kabushiki Kaisha                  366,000              2,506
   Nishimatsu Construction (A)                    427,000              1,751
   Nissan Motor (A)                             1,369,300             13,864
   Nisshin Seifun Group                           155,900              1,646
   Nisshinbo Industries                           151,000              1,649
   Nitori (A)                                       6,400                596
   Nitto Denko                                     59,000              4,594
   Nomura Holdings                                450,700              8,630
   NSK                                            233,000              1,591
   NTN                                             56,000                442
   NTT Data (A)                                       353              1,756
   NTT DoCoMo                                       3,828              5,838
   Obayashi                                       116,000                854
   Oki Electric Industry                          878,000              3,206
   Okumura                                        494,000              2,775
   Onward Kashiyama                                62,000              1,219
   Oriental Land (A)                               94,300              5,137
   ORIX (A)                                       129,100             32,868
   Osaka Gas                                    1,459,000              5,031
   Pioneer (A)                                     79,600              1,103
   Promise (A)                                     40,850              2,717
   Ricoh                                           83,000              1,452
   Rohm                                            66,500              7,229
   Santen Pharmaceutical (A)                       51,100              1,411
   Sanwa Shutter (A)                              206,000              1,271
   Secom                                           56,500              2,954
   Sega Sammy Holdings                            103,900              3,477
   Seiko Epson                                      3,700                 93
   Sekisui Chemical (A)                            49,000                331
   Sekisui House                                  155,000              1,949
   Seven & I Holdings                               3,100                133
   Sharp                                           73,000              1,110
   Shimachu                                        35,000              1,062
   Shimamura                                       16,300              2,254
   Shin-Etsu Chemical                              43,500              2,311
   Shinsei Bank                                 1,175,000              6,789
   Shiseido                                        17,000                317
   Shizuoka Bank                                   97,000                971
   Showa Denko                                    120,000                468
   Showa Shell Sekiyu (A)                         108,200              1,291
   SMC (A)                                         30,300              4,326
   Softbank (A)                                   355,500             14,999
   Sompo Japan Insurance                          145,000              1,959
   Sony (A)                                       253,800             10,364

-------------------------------------------------------------------------------
                                                                 MARKET VALUE
DESCRIPTION                                      SHARES          ($ THOUSANDS)
-------------------------------------------------------------------------------
   Sumitomo                                       528,000          $   6,822
   Sumitomo Chemical                              138,000                947
   Sumitomo Electric Industries (A)               171,300              2,599
   Sumitomo Forestry (A)                           84,000                840
   Sumitomo Heavy Industries                      410,000              3,439
   Sumitomo Metal Industries                      857,000              3,296
   Sumitomo Mitsui Financial Group                  3,439             36,421
   Sumitomo Osaka Cement                        1,025,000              2,987
   Sumitomo Realty & Development                   53,000              1,152
   Sumitomo Rubber Industries (A)                  34,000                484
   Sumitomo Trust & Banking                       176,000              1,797
   Suzuken                                         93,100              2,974
   Suzuki Motor                                   191,200              3,540
   T&D Holdings                                    15,300              1,014
   Taiheiyo Cement                                325,000              1,319
   Taisei                                          92,000                417
   Taisho Pharmaceutical (A)                       99,000              1,854
   Taiyo Yuden                                    100,000              1,377
   Takeda Pharmaceutical                          244,600             13,222
   Takefuji                                        40,530              2,751
   Tanabe Seiyaku                                  22,000                214
   TDK (A)                                         26,600              1,832
   Teijin                                          47,000                298
   Toda (A)                                       172,000                944
   Tohoku Electric Power (A)                      200,000              4,067
   Tokuyama (A)                                   176,000              2,259
   Tokyo Electric Power                           367,500              8,920
   Tokyo Electron                                  86,500              5,431
   Tokyo Gas (A)                                1,773,000              7,871
   Tokyo Style                                     92,000              1,126
   Tokyu                                          279,000              1,971
   Tokyu Land                                     127,000              1,269
   Toppan Printing                                231,000              2,697
   Toshiba                                        153,000                913
   Toyo Seikan Kaisha                              75,000              1,221
   Toyo Suisan Kaisha                             159,000              2,565
   Toyobo                                         426,000              1,426
   Toyota Industries                               96,200              3,456
   Toyota Motor                                   384,400             19,932
   Trend Micro                                     50,000              1,889
   Ube Industries                                 489,000              1,326
   Uni-Charm                                       18,400                826
   UNY                                            126,000              1,987
   Ushio (A)                                       48,600              1,134
   Yahoo! Japan                                     2,388              3,622
   Yamada Denki                                   114,250             14,287
   Yamaha (A)                                      86,800              1,442
   Yamaha Motor (A)                                44,900              1,172
   Yamato Transport                               187,800              3,112
   Yaskawa Electric (A)                           124,000              1,250
                                                                   ---------
                                                                     902,090
                                                                   ---------
LUXEMBOURG -- 0.5%
   Arcelor                                        493,010             12,183
   SES Global FDR                                 240,090              4,106
                                                                   ---------
                                                                      16,289
                                                                   ---------
MEXICO -- 0.6%
   America Movil ADR, Ser L                       382,750             11,200
   Fomento Economico Mexicano ADR                  94,900              6,881
                                                                   ---------
                                                                      18,081
                                                                   ---------
NETHERLANDS -- 5.4%
   ABN AMRO Holding                               827,920             21,573
   Aegon (A)                                      583,538              9,464
   Akzo Nobel                                      80,127              3,700
   Buhrmann                                       240,592              3,528


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL EQUITY FUND
December 31, 2005

-------------------------------------------------------------------------------
                                                                 MARKET VALUE
DESCRIPTION                                      SHARES          ($ THOUSANDS)
-------------------------------------------------------------------------------
   CSM                                             92,020          $   2,500
   DSM                                             64,338              2,618
   European Aeronautic Defense and Space           94,790              3,567
   Heineken                                        84,876              2,681
   Heineken Holding                                65,662              1,922
   ING Groep (A)                                1,045,344             36,128
   James Hardie Industries                        135,713                896
   Koninklijke Philips Electronics (A)             53,823              1,667
   Randstad Holdings                               15,738                681
   Reed Elsevier                                   66,405                924
   Royal Dutch Shell ADR, Cl A                     22,400              1,377
   Royal Dutch Shell, Cl A                      1,255,574             38,180
   Royal Dutch Shell, Cl B                        380,119             12,125
   Royal KPN                                      700,132              6,995
   Royal Numico (A)*                               29,814              1,230
   TNT                                            152,348              4,744
   Unilever (A)                                   298,243             20,351
   VNU                                             24,461                808
   Wereldhave                                       1,288                121
   Wolters Kluwer                                  14,573                294
                                                                   ---------
                                                                     178,074
                                                                   ---------
NEW ZEALAND -- 0.2%
   Fletcher Building                               41,897                215
   Telecom of New Zealand (A)                   1,171,456              4,795
                                                                   ---------
                                                                       5,010
                                                                   ---------
NORWAY -- 0.9%
   DNB (A)                                        230,200              2,448
   Norsk Hydro (A)                                161,340             16,512
   Norske Skogindustrier (A)                       77,142              1,222
   Orkla                                           18,900                780
   ProSafe (A)                                      5,300                224
   Statoil (A)                                    353,750              8,098
   Storebrand                                      21,600                186
   Yara International (A)                          44,200                641
                                                                   ---------
                                                                      30,111
                                                                   ---------
PHILIPPINES -- 0.0%
   Philippine Long Distance Telephone              21,400                731
                                                                   ---------
PORTUGAL -- 0.4%
   Banco BPI                                       66,474                303
   Banco Comercial Portugues                      808,829              2,223
   Banco Espirito Santo                            63,200              1,014
   Cimpor Cimentos de Portugal                     60,701                333
   Energias de Portugal                           472,183              1,448
   Portugal Telecom*                              346,359              3,493
   Sonae                                        1,876,286              2,611
   Sonae Industria*                               127,206                960
                                                                   ---------
                                                                      12,385
                                                                   ---------
SINGAPORE -- 0.7%
   City Developments                               21,000                110
   DBS Group Holdings                             103,000              1,022
   Flextronics International*                     257,000              2,683
   Fraser and Neave                               101,000              1,124
   Jardine Cycle & Carriage                        17,000                113
   Keppel                                          84,000                556
   Keppel Land                                    539,000              1,186
   Neptune Orient Lines                           181,000                366
   SembCorp Industries                            626,000              1,031
   SembCorp Marine                              1,375,000              2,282
   Singapore Airlines                              30,000                224
   Singapore Telecommunications                 5,129,714              8,052

-------------------------------------------------------------------------------
                                                                 MARKET VALUE
DESCRIPTION                                      SHARES          ($ THOUSANDS)
-------------------------------------------------------------------------------
   United Overseas Bank                           405,000          $   3,556
   United Overseas Land                             9,000                 14
                                                                   ---------
                                                                      22,319
                                                                   ---------
SOUTH AFRICA -- 0.4%
   Sanlam                                         745,380              1,785
   Sasol                                          326,617             11,664
   Telkom                                          45,860                975
                                                                   ---------
                                                                      14,424
                                                                   ---------
SOUTH KOREA -- 1.5%
   Honam Petrochemical                             23,600              1,157
   Hyundai Motor                                   91,080              8,665
   Industrial Bank of Korea                        49,730                853
   INI Steel                                       59,040              1,206
   Kookmin Bank                                    18,900              1,424
   POSCO                                            8,800              1,751
   Samsung Electronics                             15,920             10,242
   Samsung Electronics GDR (2)                     40,629             13,388
   Shinhan Financial Group                        228,530              9,191
                                                                   ---------
                                                                      47,877
                                                                   ---------
SPAIN -- 4.3%
   Abertis Infraestructuras (A)                    37,000                928
   Acciona (A)                                     32,092              3,575
   ACS Actividades Cons y Serv                    366,126             11,751
   Altadis                                        105,928              4,788
   Antena 3 de Television (A)                      14,259                339
   Banco Bilbao Vizcaya Argentaria                780,685             13,887
   Banco Santander Central Hispano              1,546,920             20,345
   Corp Mapfre (A)                                149,837              2,465
   Ebro Puleva (A)                                161,952              2,680
   Endesa                                         549,888             14,412
   Fomento de Construcciones
      y Contratas                                  37,104              2,096
   Gas Natural SDG (A)                             42,485              1,186
   Grupo Ferrovial                                 44,011              3,037
   Iberdrola                                      254,894              6,942
   Inditex                                         46,983              1,527
   Repsol (A)                                     965,661             28,100
   Sacyr Vallehermoso (A)                         102,755              2,497
   Sociedad General de Aguas
      de Barcelona                                 43,500                924
   Telefonica (A)                               1,118,441             16,768
   Union Fenosa (A)                                30,300              1,123
                                                                   ---------
                                                                     139,370
                                                                   ---------
SWEDEN -- 1.7%
   Atlas Copco, Cl A (A)                          453,700             10,090
   Axfood                                           5,100                142
   Castellum                                       29,400              1,057
   Eniro                                           22,200                279
   Fabege                                          68,987              1,313
   Getinge                                         10,600                146
   Hennes & Mauritz, Cl B                           6,450                219
   Nordea Bank (A)                                275,357              2,854
   Sandvik                                         46,300              2,152
   Securitas, Cl B                                  9,800                163
   Skandinaviska Enskilda Banken                   90,600              1,861
   SKF, Cl B                                      293,354              4,110
   Ssab Svenskt Stal, Cl A                        110,958              4,029
   Svenska Cellulosa, Cl B                         30,300              1,131
   Svenska Handelsbanken, Cl A                     44,100              1,092
   Swedish Match                                   28,000                329
   Tele2, Cl B (A)                                106,900              1,145


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL EQUITY FUND
December 31, 2005

-------------------------------------------------------------------------------
                                                                 MARKET VALUE
DESCRIPTION                                      SHARES          ($ THOUSANDS)
-------------------------------------------------------------------------------
   Telefonaktiebolaget LM
      Ericsson ADR                                 25,200          $     867
   Telefonaktiebolaget LM
      Ericsson, Cl B                            2,031,500              6,969
   TeliaSonera                                    248,500              1,333
   Trelleborg, Cl B                                86,000              1,713
   Volvo, Cl A                                      3,000                137
   Volvo, Cl B (A)                                292,100             13,745
                                                                   ---------
                                                                      56,876
                                                                   ---------
SWITZERLAND -- 7.1%
   ABB                                             43,602                422
   Adecco                                          22,300              1,025
   Ciba Specialty Chemicals                         2,166                140
   Clariant                                        30,142                442
   Compagnie Financiere Richemont                 142,287              6,175
   Credit Suisse Group                            454,705             23,116
   Geberit                                          1,198                945
   Holcim                                         212,980             14,463
   Logitech International*                          5,009                235
   Micronas Semiconductor
      Holdings (A)*                                21,900                723
   Nestle                                         166,049             49,514
   Novartis                                       957,121             50,145
   Phonak Holding                                   5,055                217
   PSP Swiss Property                               3,888                168
   Rieter Holding                                     760                225
   Roche Holding                                  165,140             24,722
   Sulzer                                             577                305
   Swatch Group                                    10,134                306
   Swatch Group, Cl B                               2,779                411
   Swiss Reinsurance                              109,971              8,027
   Swisscom                                         9,013              2,836
   Syngenta                                         5,978                742
   Synthes                                          4,599                515
   UBS                                            320,940             30,464
   Xstrata                                        362,251              8,458
   Zurich Financial Services                       32,301              6,862
                                                                   ---------
                                                                     231,603
                                                                   ---------
TAIWAN -- 0.3%
   Chunghwa Telecom ADR                           176,000              3,229
   Compal Electronics                           1,247,700              1,125
   HON HAI Precision Industry GDR                 115,369              1,327
   Taiwan Semiconductor
      Manufacturing                               993,297              1,890
   Taiwan Semiconductor
      Manufacturing ADR                           196,876              1,951
                                                                   ---------
                                                                       9,522
                                                                   ---------
THAILAND -- 0.0%
   PTT                                            199,200              1,098
                                                                   ---------
TURKEY -- 0.0%
   Ford Otomotiv Sanayi                            46,593                407
                                                                   ---------
UNITED KINGDOM -- 17.8%
   3i Group                                        22,128                322
   Alliance Unichem                                36,585                503
   Anglo American                                 193,638              6,579
   ARM Holdings                                   191,111                397
   AstraZeneca                                    318,532             15,470
   AstraZeneca (A)(SEK)                           108,936              5,318
   Aviva                                          742,107              8,982
   BAA                                            268,892              2,894
   BAE Systems                                    569,500              3,732
   Balfour Beatty                                  41,563                254

-------------------------------------------------------------------------------
                                                                 MARKET VALUE
DESCRIPTION                                      SHARES          ($ THOUSANDS)
-------------------------------------------------------------------------------
   Barclays                                     1,585,759          $  16,633
   Barratt Developments                           178,756              3,026
   Bellway                                        126,195              2,446
   Berkeley Group Holdings                         13,095                250
   BG Group                                       107,900              1,064
   BHP Billiton                                 1,468,859             23,943
   BOC Group                                      371,765              7,646
   Bovis Homes Group                               17,330                237
   BP                                           5,081,926             54,004
   BPB                                             40,876                542
   Brambles Industries                            147,043              1,053
   British Airways*                               299,489              1,717
   British American Tobacco                       805,101             17,968
   British Land                                    84,844              1,553
   British Sky Broadcasting                       287,173              2,448
   BT Group                                     1,300,992              4,975
   Bunzl                                          193,398              2,118
   Burberry Group                                  66,593                491
   Cable & Wireless                               496,300              1,016
   Cadbury Schweppes                            1,817,577             17,146
   Capita Group                                    32,792                235
   Carnival                                        27,098              1,535
   Close Brothers Group                             9,375                146
   Compass Group                                  289,100              1,094
   Cookson Group*                                  21,687                158
   Daily Mail & General Trust                      14,383                195
   Diageo                                         187,350              2,710
   Emap                                            35,624                528
   Enterprise Inns                                 64,888              1,045
   First Choice Holidays                           37,678                162
   Firstgroup                                      26,013                179
   Friends Provident                            1,327,770              4,320
   Gallaher Group                                  11,798                178
   GKN                                             64,920                321
   GlaxoSmithKline                              1,741,896             43,929
   GUS                                            187,770              3,327
   Hammerson                                       13,388                235
   Hanson                                         331,838              3,640
   Hays                                         3,052,269              6,576
   HBOS                                           972,180             16,573
   Hilton Group                                   421,105              2,628
   HSBC Holdings                                1,367,850             21,909
   Imperial Chemical Industries                   216,785              1,236
   Imperial Tobacco Group                         501,555             14,956
   Inchcape                                        18,886                740
   Intercontinental Hotels Group                  645,187              9,298
   J Sainsbury                                    937,786              5,075
   Kelda Group                                     22,892                304
   Kingfisher                                     309,968              1,263
   Land Securities Group                           49,010              1,399
   Legal & General Group                          270,950                567
   Liberty International                           14,571                245
   Lloyds TSB Group                               679,132              5,695
   Man Group                                       72,617              2,381
   Mitchells & Butlers                            347,456              2,493
   National Grid                                1,144,870             11,174
   Next                                             9,511                251
   Pearson                                        165,169              1,949
   Persimmon                                      359,424              7,762
   Pilkington                                      80,068                205
   Prudential                                      13,744                130
   Punch Taverns                                  286,412              4,174
   Reckitt Benckiser                              302,136              9,959
   Reed Elsevier                                1,427,858             13,384
   Rexam                                           15,121                132
   Rio Tinto                                      353,978             16,134
   Rolls-Royce Group                              544,984              4,000
   Royal & Sun Alliance
      Insurance Group                           1,617,746              3,492


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL EQUITY FUND
December 31, 2005

-------------------------------------------------------------------------------
                                           SHARES/FACE AMOUNT    MARKET VALUE
DESCRIPTION                                 ($ THOUSANDS) (3)    ($ THOUSANDS)
-------------------------------------------------------------------------------
   Royal Bank of Scotland Group                   1,117,641       $   33,673
   SABMiller                                        131,689            2,399
   Scottish & Newcastle                             217,844            1,819
   Scottish & Southern Energy                       110,375            1,921
   Scottish Power                                 1,671,854           15,599
   Severn Trent                                      26,823              499
   Smith & Nephew                                   717,500            6,596
   Smiths Group                                      33,639              604
   Sportingbet                                      882,500            5,204
   Stagecoach Group                                  63,489              126
   Standard Chartered                               160,422            3,566
   Tate & Lyle                                      449,715            4,347
   Taylor Woodrow                                   606,142            3,959
   Tesco                                             80,999              461
   Tomkins                                           53,181              274
   Travis Perkins                                     7,528              181
   Trinity Mirror                                   154,367            1,519
   Unilever                                         623,807            6,174
   United Business Media                             47,076              515
   United Utilities                                 156,806            1,806
   Vodafone Group                                21,121,428           45,506
   Whitbread                                        233,096            3,798
   Wimpey George                                    447,428            3,687
   Wolseley                                         122,865            2,584
   WPP Group                                         44,746              483
   Yell Group                                        90,800              836
                                                                  ----------
                                                                     582,884
                                                                  ----------
Total Common Stock
   (Cost $2,583,490) ($ Thousands)                                 3,197,498
                                                                  ----------

COMMERCIAL PAPER (B)(D) -- 6.3%

UNITED STATES -- 6.3%
   ASAP Funding
         4.290%, 01/09/06                       $    15,000           14,984
   Atlas Capital
         4.362%, 01/03/06                             8,100            8,097
   Barton Capital
         4.268%, 01/12/06                            30,000           29,958
   Bavaria TRR
         4.352%, 01/03/06                            25,000           24,991
   Clipper Receivables
         4.327%, 01/23/06                             5,000            4,986
   Harwood Street Funding
         4.359%, 01/17/06                            15,000           14,969
   Harwood Street Funding II
         4.362%, 01/13/06                             8,000            7,987
   Jupiter Securitization
         4.337%, 01/23/06                            12,000           11,967
   Main Street Warehouse
         4.326%, 01/06/06                            25,000           24,982
   Mica Funding LLC
         4.295%, 01/03/06                             5,000            4,998
   Mitten RFC
         4.424%, 01/17/06                             5,000            4,990
         4.423%, 01/13/06                            15,000           14,976
   Park Sienna LLC
         4.424%, 01/04/06                             8,000            7,996
         4.357%, 01/05/06                            10,000            9,994
   Sheffield Receivables
         4.305%, 01/13/06                            20,000           19,969
                                                                  ----------
Total Commercial Paper
   (Cost $205,844) ($ Thousands)                                     205,844
                                                                  ----------

-------------------------------------------------------------------------------
                                           SHARES/FACE AMOUNT    MARKET VALUE
DESCRIPTION                                 ($ THOUSANDS) (3)    ($ THOUSANDS)
-------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (B)(C)(E) -- 1.5%

UNITED STATES -- 1.5%
   Harrier Finance Funding LLC MTN
         4.250%, 04/27/06                       $    10,000       $   10,000
   K2 LLC MTN
         4.250%, 05/10/06                            10,000           10,000
   Links Finance LLC MTN
         4.250%, 04/28/06                            10,000           10,000
   Theta Funding MTN
         4.255%, 05/05/06                            10,000           10,000
   Whistlejacket Funding LLC MTN
         4.255%, 05/15/06                            10,000           10,000
                                                                  ----------
Total Corporate Obligations
   (Cost $50,000) ($ Thousands)                                       50,000
                                                                  ----------

ASSET-BACKED SECURITIES (B)(C)(E) -- 0.8%
   Park Place Securities NIM Trust,
         Ser 2004-MM1, Cl AM3
         4.394%, 05/25/06                            12,344           12,344
   Wachovia Asset Securization,
      Ser 2004-HM1A, Cl A
         4.408%, 11/25/34                            13,090           13,090
                                                                  ----------
Total Asset-Backed Securities
   (Cost $25,434) ($ Thousands)                                       25,434
                                                                  ----------

CASH EQUIVALENTS (H) -- 0.7%
   Barclays Global Investors Funds,
      Prime Institutional Money Market
      Fund, 4.221% (B)                              100,000              100
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      4.200%  (G)                                13,778,512           13,779
   The Reserve Funds,
      Primary Fund, Cl 8, 4.221% (B)              9,813,928            9,814
                                                                  ----------
Total Cash Equivalents
   (Cost $23,693) ($ Thousands)                                       23,693
                                                                  ----------

PREFERRED STOCK -- 0.5%

AUSTRALIA -- 0.0%
   News                                              44,855              707
                                                                   ---------
BRAZIL -- 0.2%
   Braskem, Cl A                                    116,000              944
   Petroleo Brasileiro                              236,000            3,760
   Suzano Bahia Sul Papel e Celulose                126,000              635
   Usinas Siderurgicas de
      Minas Gerais, Cl A                             54,200            1,290
                                                                  ----------
                                                                       6,629
                                                                  ----------
GERMANY -- 0.2%
   Fresenius Medical Care                            14,548            1,353
   Porsche                                            9,196            6,584
   Volkswagen                                         7,714              296
                                                                  ----------
                                                                       8,233
                                                                  ----------
ITALY -- 0.1%
   Fiat*                                            272,840            1,908
                                                                  ----------
Total Preferred Stock
   (Cost $14,191) ($ Thousands)                                       17,477
                                                                  ----------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL EQUITY FUND
December 31, 2005

-------------------------------------------------------------------------------
                                           SHARES/FACE AMOUNT    MARKET VALUE
DESCRIPTION                                 ($ THOUSANDS) (3)    ($ THOUSANDS)
-------------------------------------------------------------------------------

EQUITY LINKED WARRANTS -- 0.4%

                                                 NUMBER OF
                                                 WARRANTS
                                                 --------
TAIWAN -- 0.2%
         Hon Hai Precision Industry*                  935          $    5,146
                                                                   ----------
THAILAND -- 0.2%
         High Tech Computer*                          399               7,486
                                                                   ----------
Total Equity Linked Warrants
   (Cost $10,499) ($ Thousands)                                        12,632
                                                                   ----------

U.S. TREASURY OBLIGATIONS(D) -- 0.2%

UNITED STATES -- 0.2%
   U.S Treasury Bills
         4.207%, 05/25/06                           1,405               1,383
         3.653%, 01/05/06                           3,450               3,449
         3.377%, 01/12/06                           1,000                 999
         3.368%, 01/19/06                           1,100               1,098
         3.274%, 01/26/06 (1)                         450                 449
                                                                   ----------
Total U.S. Treasury Obligations
   (Cost $7,377) ($ Thousands)                                          7,378
                                                                   ----------

EXCHANGE TRADED FUND -- 0.1%

UNITED STATES -- 0.1%
   iShares MSCI EAFE Index Fund                    61,100               3,633
                                                                   ----------
Total Exchange Traded Fund
   (Cost $3,578) ($ Thousands)                                          3,633
                                                                   ----------

REPURCHASE AGREEMENTS (B)(F) -- 8.4%

Bank of America
  4.270%, dated 12/30/05, to be
  repurchased on 01/03/06,
  repurchase price $95,045,072
  (collateralized by various FNMA
  obligations, ranging in par
  value $33,332,524-$65,782,212,
  5.000%-5.500%,
  12/01/20-07/01/35; with a total
  market value of $96,900,001)                     95,000              95,000
Goldman Sachs
  4.350%, dated 12/30/05, to be
  repurchased on 01/03/06,
  repurchase price $95,045,917
  (collateralized by a various
  FNMA obligations, ranging in
  par value
  $14,960,447-$46,668,303,
  5.000%-6.000%,
  01/01/24-12/01/35; with a total
  market value of $96,900,000)                     95,000              95,000
Lehman Brothers
  4.250%, dated 12/30/05, to be
  repurchased on 01/03/06,
  repurchase price $85,040,139
  (collateralized by various FNMA
  obligations, ranging in par
  value $5,843,118-$8,056,593,
  4.500%-6.930%,
  09/01/18-11/01/35; with a total
  market value of $86,704,195)                     85,000              85,000
                                                                   ----------
Total Repurchase Agreements
   (Cost $275,000) ($ Thousands)                                      275,000
                                                                   ----------
-------------------------------------------------------------------------------
                                                                 MARKET VALUE
DESCRIPTION                                                      ($ THOUSANDS)
-------------------------------------------------------------------------------

Total Investments -- 116.6%
   (Cost $3,199,106) ($ Thousands)+                                $3,818,589
                                                                   ==========

      Percentages are based on Net Assets of $3,274,206 ($ Thousands).

*     Non-Income Producing Security

(1) Securities pledged as collateral on open futures contracts. The rates shown are effective yields at the time of purchase.

(2) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of December 31, 2005, the total value of these securities was $13,388 ($ Thousands), representing 0.41% of the Fund's net assets.

(3)   In U.S. dollars unless otherwise indicated.

(A) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $526,033 ($ Thousands).

(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $566,192 ($ Thousands).

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2005.

(D)   The rate reported is the effective yield at time of purchase.

(E) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
      Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(F)   Tri-Party Repurchase Agreements.

(G) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.

(H)   Rates shown are the 7-day effective yields as of December 31, 2005.

ADR     -- American Depositary Receipt
Cl      -- Class
FDR     -- Fiduciary Depositary Receipt
FNMA    -- Federal National Mortgage Association
GDR     -- Global Depositary Receipt
LLC     -- Limited Liability Company
MTN     -- Medium Term Note
REIT    -- Real Estate Investment Trust
SEK     -- Swedish Krona
Ser     -- Series


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL EQUITY FUND
December 31, 2005

Futures -- A summary of the open future contracts held by the Fund at December 31, 2005, is as follows:
--------------------------------------------------------------------------------

                                                                             UNREALIZED
                                          CONTRACT                          APPRECIATION
                       NUMBER OF           VALUE                            (DEPRECIATION)
TYPE OF CONTRACT       CONTRACTS        ($ THOUSANDS)      EXPIRATION       ($ THOUSANDS)
----------------------------------------------------------------------------------------
DJ Euro Stoxx             194           $      8,211       March 2006       $         75

FTSE 100 Index             67                  6,460       March 2006                115

Hang Seng Index             6                    574     January 2006                (18)

SPI 200 Index              22                  1,907       March 2006                 55

Topix Index                43                  5,988       March 2006                208
                                                                            ------------
                                                                            $        435
                                                                            ============

+ At December 31, 2005, the tax basis cost of the Fund's investments was $3,199,106 ($ Thousands), and the unrealized appreciation and depreciation were $661,357 ($ Thousands) and $(41,874) ($ Thousands), respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS EQUITY FUND
December 31, 2005

--------------------------------------------------------------------------------
                                                                  MARKET VALUE
DESCRIPTION                                          SHARES      ($ THOUSANDS)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.0%

ARGENTINA -- 0.2%
   Grupo Financiero Galicia ADR                       266,824      $   1,844
   IRSA Inversiones y
      Representaciones GDR*                           101,000          1,220
                                                                   ---------
                                                                       3,064
                                                                   ---------
BERMUDA -- 0.1%
   Credicorp                                           46,400          1,058
                                                                   ---------
BRAZIL -- 8.9%
   All America Latina Logistica                        18,600            794
   All America Latina Logistica GDR                     2,500            107
   Aracruz Celulose ADR                                31,343            854
   Arcelor Brasil                                     140,167          1,680
   Banco Bradesco ADR                                 179,800          5,241
   Banco Itau Holding Financeira ADR                  163,910          3,937
   Banco Nossa Caixa                                  137,550          2,056
   Brasil Telecom Participacoes                        11,600            433
   Brasil Telecom Participacoes ADR                   122,610          4,580
   Braskem ADR                                        161,400          2,616
   Centrais Eletricas Brasileiras                  34,932,900            568
   Cia Brasileira de Distribuicao
      Grupo Pao de Acucar ADR                         142,050          4,673
   Cia de Saneamento Basico
      do Estado de Sao Paulo                       34,912,800          2,347
   Cia de Saneamento Basico do
   Estado de Sao Paulo ADR                             19,000            321
   Cia Siderurgica Nacional ADR                       123,500          2,643
   Cia Vale do Rio Doce ADR                           593,969         22,346
   Cosan Industria e Comercio*                          6,300            184
   CPFL Energia ADR                                    27,200            948
   Empresa Brasileira de
      Aeronautica ADR                                  42,920          1,678
   Gol Linhas Aereas Inteligentes ADR                  17,300            488
   Grendene                                           122,000          1,173
   Localiza Rent A CAR                                 37,700            462
   Lojas Renner                                        55,000          1,766
   Natura Cosmeticos                                   14,400            635
   Petroleo Brasileiro ADR                            552,357         36,701
   Tele Norte Leste Participacoes                     111,268          2,539
   Tele Norte Leste Participacoes ADR                 406,200          7,279
   Telecomunicacoes Brasileiras ADR                    16,560            569
   Tim Participacoes ADR                               76,300          1,929
   Tractebel Energia                                   56,900            367
   Uniao de Bancos Brasileiros GDR                     94,380          6,000
   Votorantim Celulose e Papel ADR                     92,700          1,139
                                                                   ---------
                                                                     119,053
                                                                   ---------
CHILE -- 0.9%
   Banco Santander Chile ADR (C)                       44,600          1,989
   Centros Comerciales
      Sudamericanos                                    13,800             27
   Cervecerias Unidas ADR                               9,100            230
   Cia Cervecerias Unidas ADR                           7,477            189
   CorpBanca                                      331,391,300          1,812
   Empresa Nacional de
      Electricidad ADR (C)                            124,900          3,824
   Empresas CMPC                                       13,400            332
   Enersis                                         12,281,127          2,686
   Enersis ADR                                         90,222            992
   Masisa ADR*                                         41,400            392

--------------------------------------------------------------------------------
                                                                  MARKET VALUE
DESCRIPTION                                          SHARES      ($ THOUSANDS)
--------------------------------------------------------------------------------
   United Breweries                                    42,600      $     216
                                                                   ---------
                                                                      12,689
                                                                   ---------
CHINA -- 3.4%
   Baidu.com ADR*                                       1,000             63
   Beijing Capital International Airport              699,000            320
   Byd (C)                                            588,500            907
   China Construction Bank*                        10,289,000          3,583
   China Petroleum & Chemical                      18,653,900          9,262
   China Petroleum & Chemical ADR                       6,100            303
   China Shenhua Energy*                            3,887,000          4,286
   China Shipping Development                       5,516,000          4,055
   China Telecom                                   28,578,800         10,505
   Huadian Power International (C)                  6,747,400          1,723
   Huaneng Power International                      1,531,800          1,008
   PetroChina                                       6,247,000          5,116
   PICC Property & Casualty                           579,000            166
   Sinotrans                                        2,934,000          1,192
   Weiqiao Textile                                    707,900            968
   Yanzhou Coal Mining                              2,174,000          1,395
                                                                   ---------
                                                                      44,852
                                                                   ---------
COLOMBIA -- 0.3%
   BanColombia ADR (C)                                133,100          3,837
                                                                   ---------
CROATIA -- 0.1%
   Pliva D.D. GDR (A)                                  96,400          1,277
                                                                   ---------
CZECH REPUBLIC -- 0.3%
   Cesky Telecom GDR*                                 213,123          4,401
                                                                   ---------
EGYPT -- 1.0%
   Commercial International Bank
      GDR (A)                                          33,300            329
   Mobinil-Egyptian Mobile Services                    41,616          1,454
   Orascom Construction Industries                    206,690          7,923
   Orascom Construction
      Industries GDR                                   20,800          1,585
   Orascom Telecom Holding                             15,700          1,628
                                                                   ---------
                                                                      12,919
                                                                   ---------
HONG KONG -- 2.2%
   Agile Property Holdings*                           184,000             89
   ASM Pacific Technology (C)                         404,500          2,282
   Beijing Enterprises Holdings                        68,000            115
   Brilliance China Automotive
      Holdings (C)                                  2,649,000            393
   China Mengniu Dairy                              4,094,000          3,485
   China Mobile Hong Kong                           1,671,300          7,911
   China Resources Enterprise                         584,100          1,043
   CNOOC                                            1,539,000          1,042
   Cosco Pacific                                    1,004,000          1,839
   Denway Motors                                    7,546,500          2,506
   Giordano International (C)                       1,928,000          1,082
   Global Bio-Chem Technology
      Group (C)                                     2,224,000            975
   Johnson Electric Holdings                        2,489,500          2,360
   Panva Gas Holdings (C)*                            577,000            307
   Parkson Retail Group*                               26,500             48
   Samson Holding*                                  1,207,000            553
   Shanghai Industrial Holdings                     1,095,600          2,282
   Texwinca Holdings                                  137,000             99
   Yue Yuen Industrial Holdings                       596,500          1,665
                                                                   ---------
                                                                      30,076
                                                                   ---------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS EQUITY FUND
December 31, 2005

--------------------------------------------------------------------------------
                                                                  MARKET VALUE
DESCRIPTION                                          SHARES      ($ THOUSANDS)
--------------------------------------------------------------------------------
HUNGARY -- 1.5%
   Gedeon Richter                                      32,842      $   5,879
   Magyar Telekom                                     585,009          2,610
   Mol Magyar Olaj-es Gazipari                         10,447            974
   OTP Bank                                           218,524          7,114
   OTP Bank GDR                                        50,527          3,315
                                                                   ---------
                                                                      19,892
                                                                   ---------
INDIA -- 7.8%
   Bharat Heavy Electricals                            43,497          1,340
   Bharat Petroleum                                   277,943          2,681
   Bharti Televentures*                               987,654          7,586
   Dr. Reddy's Laboratories                            30,607            665
   Dr. Reddy's Laboratories ADR                       124,500          2,689
   GAIL India                                         181,232          1,070
   GAIL India GDR (A)                                  31,000          1,098
   Hindalco Industries                                420,000          1,338
   Hindalco Industries GDR (A)                      1,024,000          3,185
   Hindustan Petroleum                                672,759          4,914
   ICICI Bank                                          67,752          1,698
   ICICI Bank ADR                                      88,000          2,534
   Indian Overseas Bank                             1,451,707          2,991
   Industrial Development Bank
      of India                                        647,424          1,397
   Infosys Technologies                               200,295         13,336
   ITC                                              1,288,237          4,064
   Jet Airways India                                   79,811          2,030
   Larsen & Toubro                                     44,679          1,831
   Mahanagar Telephone Nigam                          928,850          2,976
   Mahanagar Telephone Nigam ADR                       76,050            525
   Mahindra & Mahindra                                279,394          3,178
   Maruti Udyog                                       238,830          3,377
   Oil & Natural Gas                                  309,037          8,062
   Reliance Industries                                329,571          6,514
   Reliance Industries GDR (A)                         62,738          2,480
   Satyam Computer Services                           382,273          6,266
   State Bank of India GDR (A)                         71,200          3,596
   Steel Authority of India                           552,303            663
   Tata Consultancy Services                           79,367          3,002
   Tata Iron & Steel                                  204,025          1,724
   Tata Motors                                        378,400          5,490
                                                                   ---------
                                                                     104,300
                                                                   ---------
INDONESIA -- 2.4%
   Astra International                              7,930,000          8,171
   Bank Central Asia                                3,841,500          1,321
   Bank Mandiri Persero                             4,663,900            774
   Bank Rakyat Indonesia                            4,852,500          1,484
   Bumi Resources                                  56,643,000          4,364
   Gudang Garam                                     1,325,000          1,561
   Indofood Sukses Makmur                          12,050,000          1,109
   Indosat                                          4,276,000          2,427
   Medco Energi Internasional                       7,555,200          2,591
   Telekomunikasi Indonesia                        13,460,600          8,021
                                                                   ---------
                                                                      31,823
                                                                   ---------
ISRAEL -- 2.0%
   Bank Hapoalim                                    1,482,081          6,883
   Bank Leumi Le-Israel                               426,600          1,635
   Bezeq Israeli Telecommunication*                 1,618,094          2,076
   Lipman Electronic Engineering*                      34,600            805
   Makhteshim-Agan Industries                         796,921          4,598
   Super-Sol                                          295,550            741
   Teva Pharmaceutical
      Industries ADR                                    5,700            245

--------------------------------------------------------------------------------
                                                                  MARKET VALUE
DESCRIPTION                                          SHARES      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Teva Pharmaceutical
      Industries ADR (C)                              221,416      $   9,523
                                                                   ---------
                                                                      26,506
                                                                   ---------
LUXEMBOURG -- 0.2%
   Tenaris ADR                                         26,000          2,977
                                                                   ---------
MALAYSIA -- 3.6%
   AMMB Holdings Berhad                             1,339,300            840
   Berjaya Sports Toto (F)                            576,300            683
   Commerce Asset Holdings                          1,799,000          2,713
   Gamuda                                           1,775,700          1,494
   Genting                                            442,100          2,503
   IOI                                              1,197,200          3,928
   Kuala Lumpur Kepong                                448,900            998
   Malakoff                                         2,300,800          4,992
   Malayan Banking                                    553,700          1,626
   Malaysia International Shipping                  1,469,600          3,869
   Malaysia International
      Shipping (Foreign Market)                     1,555,600          4,075
   Maxis Communications                               362,300            805
   MK Land Holdings                                   533,800             72
   Proton Holdings                                    129,700            225
   Public Bank                                             75             --
   Resorts World                                    1,819,900          5,393
   Sime Darby                                       3,783,100          6,156
   Telekom Malaysia                                 1,822,600          4,605
   Tenaga Nasional                                    880,000          2,305
   Titan Chemicals                                  1,964,900            743
                                                                   ---------
                                                                      48,025
                                                                   ---------
MEXICO -- 5.6%
   Alfa                                               624,300          3,463
   Alsea                                              586,300          1,529
   America Movil ADR, Ser L (C)                       336,886          9,857
   Cemex                                              225,232          1,335
   Cemex ADR                                           85,939          5,099
   Coca-Cola Femsa ADR (C)                            176,500          4,767
   Consorcio ARA                                      872,800          3,815
   Controladora Comercial Mexicana                  1,886,600          2,887
   Corporacion GEO, Ser B*                            100,900            356
   Desc, Ser B*                                       508,513            636
   Embotelladoras Arca                                191,800            459
   Empresas ICA Sociedad Controladora ADR (C)*         30,433            890
   Fomento Economico Mexicano ADR                      34,582          2,508
   Grupo Aeroportuario del
      Sureste ADR                                      40,380          1,306
   Grupo Continental                                  997,200          1,655
   Grupo Financiero Banorte                         3,163,364          6,548
   Grupo Mexico, Ser B                                199,900            466
   Grupo Televisa ADR                                 111,030          8,938
   Kimberly-Clark de Mexico, Ser A                    838,631          2,996
   Telefonos de Mexico ADR, Ser L                     322,900          7,969
   Urbi Desarrollos Urbanos*                          670,400          4,632
   Wal-Mart de Mexico, Ser V                          399,109          2,214
                                                                   ---------
                                                                      74,325
                                                                   ---------
MOROCCO -- 0.2%
   Maroc Telecom                                      190,000          2,013
                                                                   ---------
PAKISTAN -- 0.0%
   Pakistan Telecommunication                         507,500            555
                                                                   ---------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS EQUITY FUND
December 31, 2005

--------------------------------------------------------------------------------
                                                                  MARKET VALUE
DESCRIPTION                                          SHARES      ($ THOUSANDS)
--------------------------------------------------------------------------------
PANAMA -- 0.1%
   Copa Holdings, Cl A*                                45,100      $   1,231
                                                                   ---------
PHILIPPINES -- 0.4%
   ABS-CBN Broadcasting PDR*                        1,275,900            307
   Bank of the Philippine Islands                   1,275,089          1,307
   Manila Electric*                                 1,230,700            503
   Philippine Long Distance
      Telephone ADR (C)                                39,300          1,318
   SM Investments                                     246,490          1,114
   SM Prime Holdings                                3,482,000            517
                                                                   ---------
                                                                       5,066
                                                                   ---------
POLAND -- 0.3%
   Opoczno*                                            37,314            417
   Powszechna Kasa
      Oszczednosci Bank Polski                        252,500          2,248
   Telekomunikacja Polska                             171,456          1,232
                                                                   ---------
                                                                       3,897
                                                                   ---------
RUSSIA -- 6.3%
   Evraz Group GDR                                     98,800          1,788
   LUKOIL ADR (C)                                     651,520         38,710
   Mechel Steel Group OAO ADR                          37,700            911
   MMC Norilsk Nickel ADR (C)                          59,479          5,651
   Mobile Telesystems ADR (C)                         326,144         11,415
   Norilsk Nickel ADR                                   1,100            105
   Novolipetsk Steel GDR*                             226,108          3,233
   OAO Gazprom ADR (C)                                 60,470          4,336
   Sberbank GDR*                                       43,071          5,751
   Surgutneftegaz ADR (C)                              54,700          2,981
   Uralsvyazinform ADR                                 92,200            669
   Vimpel-Communications ADR*                         211,800          9,368
                                                                   ---------
                                                                      84,918
                                                                   ---------
SINGAPORE -- 0.1%
   Goodpack                                           765,000            782
                                                                   ---------
SOUTH AFRICA -- 8.5%
   ABSA Group                                         444,125          7,072
   Alexander Forbes                                   614,061          1,404
   AngloGold Ashanti (C)                               55,188          2,732
   Aspen Pharmacare Holdings                          144,805            763
   Aveng (C)                                          548,392          1,555
   Barloworld                                         410,655          7,156
   Bidvest Group                                      158,981          2,319
   Edgars Consolidated Stores                         207,009          1,148
   FirstRand (C)                                    3,534,123         10,281
   Gold Fields ADR                                    238,200          4,199
   Illovo Sugar                                       373,540            754
   Impala Platinum Holdings                            20,177          2,965
   Imperial Holdings                                  354,177          7,851
   JD Group                                           337,651          4,081
   Kumba Resources                                    110,293          1,774
   Liberty Group                                       29,185            347
   Massmart Holdings                                  248,351          2,022
   Mittal Steel South Africa (C)                      216,628          2,092
   MTN Group (C)                                      416,114          4,077
   Nampak (C)                                       1,127,722          2,994
   Naspers                                            173,472          3,064
   Nedbank Group (C)                                  367,695          5,797
   Network Healthcare Holdings                        730,350            866
   Sanlam (C)                                       4,364,424         10,453
   Sappi                                              657,218          7,514

--------------------------------------------------------------------------------
                                                                  MARKET VALUE
DESCRIPTION                                          SHARES      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Sasol                                              421,110      $  15,038
   Shoprite Holdings                                  245,760            714
   Steinhoff International Holdings                   442,379          1,308
   Telkom                                              98,162          2,086
                                                                   ---------
                                                                     114,426
                                                                   ---------
SOUTH KOREA -- 17.6%
   Daegu Bank                                         198,480          2,968
   Daelim Industrial                                   86,620          6,125
   Daewoo Shipbuilding &
      Marine Engineering                              405,220         10,925
   Hankook Tire                                       454,370          6,342
   Hyundai Department Store                             8,560            717
   Hyundai Development                                 58,600          2,634
   Hyundai Mobis                                       24,970          2,264
   Hyundai Motor                                      110,550         10,517
   Industrial Bank of Korea                            62,440          1,072
   INI Steel                                           21,390            437
   Kangwon Land                                        61,724          1,243
   Kookmin Bank                                       439,460         33,121
   Kookmin Bank ADR (C)                                79,974          5,975
   Korea Electric Power                               123,200          4,605
   Korea Telecom Freetel*                              44,460          1,084
   Korean Air Lines                                    28,560            901
   Korean Reinsurance                                 240,680          2,504
   KT ADR                                             191,300          4,122
   KT&G                                                55,480          2,472
   Kumho Tire                                          98,410          1,524
   Kumho Tire GDR*                                     55,100            432
   LG Chem                                             51,520          2,878
   LG Electronics                                      99,610          8,694
   LG Philips LCD*                                    124,030          5,193
   LG Philips LCD ADR*                                 30,000            644
   POSCO                                                7,980          1,588
   POSCO ADR                                           77,850          3,854
   Pusan Bank                                         182,960          2,372
   S-Oil                                               22,970          1,604
   Samsung Electro-Mechanics                           45,490          1,708
   Samsung Electronics                                 92,866         59,746
   Samsung Fire & Marine Insurance                     76,030          9,555
   Samsung SDI                                         17,338          1,978
   Shinhan Financial Group                            104,700          4,211
   Shinsegae                                           26,016         11,338
   SK                                                 105,440          5,417
   SK Telecom                                           8,653          1,548
   SK Telecom ADR                                     246,100          4,993
   Ssangyong Motor*                                   533,910          4,236
   STX Pan Ocean*                                   3,470,000          1,843
                                                                   ---------
                                                                     235,384
                                                                   ---------
TAIWAN -- 13.7%
   Accton Technology*                               1,090,649            613
   Acer                                             1,571,000          3,946
   Advanced Semiconductor
      Engineering                                   9,485,910          8,694
   Benq                                             1,758,300          1,700
   Catcher Technology                                 556,354          4,489
   Cathay Financial Holding                         3,573,180          6,473
   Chi Mei Optoelectronics                          1,826,285          2,703
   China Motor                                      1,764,130          1,791
   China Steel                                      1,891,000          1,439
   Chinatrust Financial Holding                    12,632,129         10,000
   Chunghwa Telecom                                 4,168,000          7,208
   Chunghwa Telecom ADR (C)                           128,800          2,364
   Compal Electronics                               8,767,754          7,902
   Delta Electronics                                  492,000          1,008
   Elan Microelectronics                              776,704            339
   Eva Airways                                      6,232,275          2,932


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS EQUITY FUND
December 31, 2005

--------------------------------------------------------------------------------
                                                                  MARKET VALUE
DESCRIPTION                                          SHARES      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Far Eastern Textile                                148,720      $     100
   First Financial Holding                          5,297,350          3,790
   Formosa Chemicals & Fibre                        1,968,000          3,176
   Foxconn Technology                                 365,200          1,818
   Fubon Financial Holding                          4,407,000          3,784
   High Tech Computer                                 489,832          9,187
   HON HAI Precision Industry                       3,839,997         21,046
   Lite-On Technology                                 510,000            695
   Makalot Industrial                                 144,895            192
   MediaTek                                           288,473          3,399
   Merry Electronics                                  159,000            465
   Nien Hsing Textile                               1,327,000            905
   Nien Made Enterprises                            1,177,726          1,465
   Novatek Microelectronics                           334,637          1,966
   Optimax Technology                               1,084,533          1,853
   Powerchip Semiconductor                          1,623,000          1,070
   Quanta Computer                                  3,803,101          5,338
   SinoPac Financial Holdings                       6,971,230          3,364
   Sunplus Technology                               1,351,568          1,712
   Taishin Financial Holdings                         574,886            301
   Taiwan Mobile                                    2,229,632          1,948
   Taiwan Semiconductor
      Manufacturing                                12,840,230         24,435
   Taiwan Semiconductor
      Manufacturing ADR (C)                           931,039          9,227
   Uni-President Enterprises                          812,000            386
   United Microelectronics                         19,543,529         11,068
   United Microelectronics ADR                      1,394,900          4,352
   Yageo*                                           6,713,440          2,862
                                                                  ----------
                                                                     183,505
                                                                  ----------
THAILAND -- 2.8%
   Advanced Info Service                            3,221,900          8,487
   Bangkok Bank (C)                                 1,478,300          4,146
   Bangkok Land NVDR*                             202,600,000          2,965
   Charoen Pokphand Foods                           7,783,700          1,158
   CP Seven Eleven                                  2,014,500            290
   Delta Electronics Thai                             855,000            371
   Kasikornbank NVDR (C)                            1,335,300          2,443
   Krung Thai Bank (C)                              7,572,900          2,032
   Land and Houses NVDR (C)                        12,423,400          2,530
   PTT                                                937,400          5,167
   Siam Cement (C)                                    449,200          2,892
   Siam Commercial Bank                             2,151,000          2,728
   Siam Makro                                         409,700            695
   Thai Oil                                           630,800            977
                                                                  ----------
                                                                      36,881
                                                                  ----------
TURKEY -- 3.0%
   Akbank                                             725,796          5,907
   Arcelik                                            160,280          1,115
   GSD Holding                                      2,250,000          3,696
   Haci Omer Sabanci Holding                          719,826          4,074
   Hurriyet Gazetecilik                             1,031,498          4,045
   Tupras Turkiye Petrol Rafine                        94,385          1,732
   Turkcell Iletisim Hizmet                           525,868          3,304
   Turkcell Iletisim Hizmet ADR                        40,600            624
   Turkiye Garanti Bankasi*                           812,128          2,944
   Turkiye Is Bankasi                               1,458,530         12,627
                                                                  ----------
                                                                      40,068
                                                                  ----------
UNITED KINGDOM -- 0.5%
   Anglo American                                      95,020          3,228
   BHP Billiton (C)                                   108,402          1,776
   Old Mutual                                         805,563          2,278
                                                                  ----------
                                                                       7,282
                                                                  ----------

--------------------------------------------------------------------------------
                                                                  MARKET VALUE
DESCRIPTION                                          SHARES      ($ THOUSANDS)
--------------------------------------------------------------------------------
UNITED STATES -- 0.0%
   Caspian Services*                                   79,500     $      378
                                                                  ----------
Total Common Stock
   (Cost $936,506) ($ Thousands)                                   1,257,460
                                                                  ----------

PREFERRED STOCK -- 3.8%

BRAZIL -- 2.9%
   Braskem, Cl A                                      347,400          2,826
   Caemi Mineracao e Metalurgica                      610,700            892
   Centrais Eletricas Brasileiras, Cl B            82,862,700          1,405
   Cia de Bebidas das Americas ADR                      1,500             57
   Cia de Tecidos do Norte de Minas
       - Coteminas                                 19,984,000          1,831
   Cia Energetica de Minas Gerais                 159,834,093          6,501
   Cia Paranaense de Energia                      262,434,100          2,021
   Duratex                                            100,255          1,275
   Investimentos Itau                               1,612,877          5,110
   Klabin                                             317,300            564
   Petroleo Brasileiro                                 21,400          1,378
   Tam*                                               278,100          5,287
   Telecomunicacoes de Sao Paulo                       96,076          1,973
   Telemar Norte Leste                                196,579          5,345
   Telemig Celular Participacoes                  805,165,310          1,565
   Universo Online*                                    35,800            302
                                                                  ----------
                                                                      38,332
                                                                  ----------
SOUTH KOREA -- 0.9%
   Hyundai Motor                                       73,890          4,751
   Hyundai Motor (Second Preferred)                   103,470          7,022
                                                                  ----------
                                                                      11,773
                                                                  ----------
Total Preferred Stock
   (Cost $28,649) ($ Thousands)                                       50,105
                                                                  ----------

COMMERCIAL PAPER (D)(E) -- 2.2%

UNITED STATES -- 2.2%
   ASAP Funding
         4.290%, 01/09/06                        $      3,000          2,997
   Barton Capital
         4.268%, 01/12/06                               3,000          2,996
   Bavaria TRR
         4.352%, 01/03/06                               1,500          1,500
   Clipper Receivables
         4.327%, 01/23/06                               2,500          2,493
   Harwood Street Funding
         4.362%, 01/13/06                               1,000            998
   Harwood Street Funding II
         4.359%, 01/17/06                               1,500          1,497
   Jupiter Securitization
         4.337%, 01/23/06                               2,500          2,493
   Main Street Warehouse
         4.326%, 01/06/06                               3,000          2,998
   Mica Funding LLC
         4.295%, 01/03/06                               3,000          2,999
   Mitten RFC
         4.423%, 01/13/06                               2,500          2,496
   Park Sienna LLC
         4.424%, 01/04/06                               2,500          2,499
         4.357%, 01/05/06                               1,000            999
   Sheffield Receivables
         4.305%, 01/13/06                               3,000          2,995
                                                                  ----------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS EQUITY FUND
December 31, 2005

--------------------------------------------------------------------------------
                                             SHARES/FACE AMOUNT  MARKET VALUE
DESCRIPTION                                  ($ THOUSANDS) (1)   ($ THOUSANDS)
--------------------------------------------------------------------------------
Total Commercial Paper
   (Cost $29,960) ($ Thousands)                                   $    29,960
                                                                  -----------

CASH EQUIVALENTS (J) -- 0.9%

UNITED STATES -- 0.9%
   Barclays Global Investors Funds,
      Prime Institutional Money Market
      Fund, 4.221% (D)                               100,000              100
   Brown Brothers Harriman Money
   Market Fund,  3.166% (D)                        1,000,000            1,000
   SEI Daily Income Trust, Prime
   Obligations Fund, Cl A, 4.200% (H)              9,376,449            9,376
   The Reserve Funds, Primary Fund,
   Cl 8, 4.221% (D)                                1,682,808            1,683
                                                                  -----------
Total Cash Equivalents
   (Cost $12,159) ($ Thousands)                                        12,159
                                                                  -----------

ASSET-BACKED SECURITIES -- 0.1%

UNITED STATES -- 0.1%
   Park Place Securities NIM Trust,
         Ser 2004-MM1, Cl AM3 (D)
         4.394%, 05/25/06                              1,583            1,583
                                                                  -----------
Total Asset-Backed Securities
   (Cost $1,583) ($ Thousands)                                          1,583
                                                                  -----------
                                                 NUMBER OF
                                                 WARRANTS
                                                 --------

EQUITY LINKED WARRANTS-- 0.1%

UNITED KINGDOM -- 0.1%
         ICICi Bank* (B)                                  79            1,019
                                                                  -----------
Total Equity Linked Warrants
   (Cost $907) ($ Thousands)                                            1,019
                                                                  -----------
                                                 NUMBER OF
                                                  RIGHTS
                                                  ------

RIGHTS -- 0.1%

INDIA -- 0.1%
         Hindalco Industries (A)(I)                      361              753
                                                                  -----------
Total Rights
   (Cost $347) ($ Thousands)                                              753

DEBENTURE BOND -- 0.0%

BRAZIL -- 0.0%
   Companhia Vale do Rio Doce*
         0.000%, 09/30/49                                  8               --
                                                                  -----------
Total Debenture Bond
   (Cost $0) ($ Thousands)                                                 --
                                                                  -----------

REPURCHASE AGREEMENTS (D)(G) -- 3.8%

Bank of America
   4.270%, dated 12/30/05, to be
   repurchased on 01/03/06,
   repurchase price $15,007,117
   (collateralized by a FNMA
   obligation, par value
   $16,138,822, 5.500%, 06/01/35;
   with a total market value of
   $15,300,000)                                       15,000           15,000
                                                                  -----------

--------------------------------------------------------------------------------
                                             SHARES/FACE AMOUNT  MARKET VALUE
DESCRIPTION                                  ($ THOUSANDS) (1)   ($ THOUSANDS)
--------------------------------------------------------------------------------
Barclays Capital
   4.240%, dated 12/30/05, to be
   repurchased on 01/03/06,
   repurchase price $6,002,827
   (collateralized by a FNMA
   obligation, par value
   $5,995,000, 5.125%, 10/15/08;
   with a total market of value
   $6,124,594)                                         6,000      $     6,000
Goldman Sachs
   4.350%, dated 12/30/05, to be
   repurchased on 01/03/06,
   repurchase price $16,007,733
   (collateralized by various
   FNMA obligations, ranging in
   par value
   $7,268,993-$9,754,083,
   4.500%-7.000%,
   09/01/24-10/01/355; with a
   total market value of
   $16,320,000)                                       16,000           16,000
Lehman Brothers
   4.250%, dated 12/30/05, to be
   repurchased on 01/03/06,
   repurchase price $15,007,083
   (collateralized by various
   FNMA obligations, ranging in
   par value
   $1,995,000-$7,826,890,
   4.500%-6.500%,
   12/01/27-12/01/35; with a
   total market value of
   $15,303,163)                                       15,000           15,000
                                                                  -----------
Total Repurchase Agreements
   (Cost $52,000) ($ Thousands)                                        52,000
                                                                  -----------

Total Investments -- 105.0%
   (Cost $1,062,111) ($ Thousands)+                               $ 1,405,039
                                                                  ===========

      Percentages are based on Net Assets of $1,338,568 ($ Thousands).

*     Non-Income Producing Security

(1)   In local currency unless otherwise indicated.

(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of December 31, 2005, the total value of these securities was $12,535 ($ Thousands), representing 0.94% of the Fund's net assets.

(B) Security considered illiquid. The total value of the security as of December 31, 2005 was $1,019 ($ Thousands) and represented 0.08% of the Fund's net assets.

(C) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $83,410 ($ Thousands).

(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $86,326 ($ Thousands).

(E)   The rate reported is the effective yield at time of purchase.

(F) Security is fair valued at $683 ($ Thousands) and represents 0.01% of net assets.

(G)   Tri-Party Repurchase Agreements.


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS EQUITY FUND
December 31, 2005
--------------------------------------------------------------------------------

(H) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.

(I) This security was issued for possible settlement of pending litigation and does not have an expiration date.

(J)   Rates shown are the 7-day effective yields as of December 31, 2005.

ADR     -- American Depositary Receipt
Cl      -- Class
FNMA    -- Federal National Mortgage Association
GDR     -- Global Depositary Receipt
LLC     -- Limited Liability Company
NVDR    -- Non-Voting Depositary Receipt
PDR     -- Philippine Depositary Receipt
Ser     -- Series

      Amounts designated as "--" are either $0 or have been rounded to $0.

+ At December 31, 2005, the tax basis cost of the Fund's investments was $1,062,111 ($ Thousands), and the unrealized appreciation and depreciation were $362,790 ($ Thousands) and $(19,862) ($ Thousands), respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL FIXED INCOME FUND
December 31, 2005


--------------------------------------------------------------------------------
                                                FACE AMOUNT      MARKET VALUE
DESCRIPTION                                  ($ THOUSANDS) (1)   ($ THOUSANDS)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 76.7%

AUSTRIA -- 0.6%
  Republic of Austria
        3.800%, 10/20/13                               4,220         $  5,174
                                                                     --------
BELGIUM -- 0.6%
  Kingdom of Belgium, Ser 31
        5.500%, 03/28/28                               3,300            5,022
                                                                     --------
CANADA -- 1.4%
  Government of Canada
        6.000%, 06/01/11                               3,700            3,484
  Government of Canada EUR
        4.875%, 07/07/08                               1,000            1,233
  Government of Canada, Ser WL43
        5.750%, 06/01/29                               4,800            5,132
  Province of Ontario JPY
        1.875%, 01/25/10                             170,000            1,511
                                                                     --------
                                                                       11,360
                                                                     --------
CAYMAN ISLANDS -- 0.4%
  BES Finance EUR
        6.250%, 05/17/11                               1,000            1,328
  Mizuho Financial Group EUR
        4.750%, 04/15/14                               1,380            1,692
                                                                     --------
                                                                        3,020
                                                                     --------
DENMARK -- 3.4%
  Kingdom of Denmark
        6.000%, 11/15/11                              40,000            7,294
  Kingdom of Denmark (A)
        5.000%, 11/15/13                             118,000           20,980
                                                                     --------
                                                                       28,274
                                                                     --------
FINLAND -- 3.0%
  Government of Finland (A)
        4.250%, 07/04/15                              19,680           25,101
                                                                     --------
FRANCE -- 4.7%
  Caisse Nationale des Autoroutes
        4.500%, 03/28/18                               1,500            1,936
  Caisse Refinancement de l'Habitat
        4.250%, 10/25/14                                 600              751
  Carrefour
        4.375%, 06/15/11                               1,000            1,232
  Casino Guichard Perrachon
        6.000%, 03/06/08                               1,000            1,239
  France Telecom MTN, Ser E
        8.125%, 01/28/33                                 300              526
  Government of France
        5.750%, 10/25/32                               9,650           15,569
        4.000%, 04/25/09                               3,000            3,653
        4.000%, 10/25/13                               9,000           11,178
  Veolia Environnement
        5.875%, 06/27/08                               2,740            3,439
                                                                     --------
                                                                       39,523
                                                                     --------
GERMANY -- 8.2%
  Allgemeine Hypothekenbank Rheinboden
        5.750%, 09/15/08                               6,100            7,654


--------------------------------------------------------------------------------
                                                FACE AMOUNT      MARKET VALUE
DESCRIPTION                                  ($ THOUSANDS) (1)   ($ THOUSANDS)
--------------------------------------------------------------------------------
  Commerzbank
        5.500%, 10/25/11                               1,000         $  1,309
  Deutsche Bank
        4.250%, 07/28/09                               1,000            1,225
  Deutsche Bundesrepublik
        5.500%, 01/04/31                               4,100            6,353
        5.250%, 01/04/08                               5,000            6,163
        5.000%, 01/04/12                               4,000            5,234
        4.750%, 07/04/34                               4,000            5,684
        4.500%, 01/15/18                               2,400            3,087
        3.750%, 01/04/15                               2,000            2,444
        3.250%, 07/04/15 (A)                          10,300           12,103
  Eurohypo
        4.500%, 01/21/13                               3,700            4,690
  Hypothekenbank in Essen
        2.750%, 07/25/07                               6,100            7,181
  Kreditanstalt fuer Wiederaufbau
        5.500%, 01/22/18                                 500              705
  Landwirtschaftliche Rentenbank JPY
        1.375%, 04/25/13                              70,000              599
  Rheinische Hypothekenbank
        5.750%, 07/05/10                               3,700            4,829
                                                                     --------
                                                                       69,260
                                                                     --------
GUERNSEY -- 0.2%
  Credit Suisse Group Finance
        6.375%, 06/07/13                               1,500            2,099
                                                                     --------
ICELAND -- 0.8%
  Housing Finance Fund
        3.750%, 06/15/44                             458,486            6,927
                                                                     --------
ITALY -- 6.3%
  Buoni Poliennali Del Tesoro
        5.750%, 02/01/33                              10,170           15,781
        5.250%, 11/01/29                               6,000            8,617
        5.000%, 05/01/08                               7,200            8,881
        4.500%, 05/01/09                               2,000            2,470
        4.250%, 08/01/13                               9,200           11,534
  Republic of Italy JPY
        3.800%, 03/27/08                              34,000              310
  Sanpaolo IMI MTN, Ser E
        6.375%, 04/06/10                               4,300            5,677
                                                                     --------
                                                                       53,270
                                                                     --------
JAPAN -- 14.7%
  Abbott Japan
        1.050%, 11/06/08                             120,000            1,028
  Government of Japan 10 Year Bond, Ser 242
        1.200%, 09/20/12                           3,667,000           31,214
  Government of Japan 20 Year Bond, Ser 65
        1.900%, 12/20/23                           1,300,000           11,040
  Government of Japan 20 Year Bond, Ser 72
        2.100%, 09/20/24                           1,318,000           11,414
  Government of Japan 20 Year Bond, Ser 73
        2.000%, 12/20/24                             170,000            1,450

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL FIXED INCOME FUND
December 31, 2005

--------------------------------------------------------------------------------
                                                FACE AMOUNT      MARKET VALUE
DESCRIPTION                                  ($ THOUSANDS) (1)   ($ THOUSANDS)
--------------------------------------------------------------------------------
  Government of Japan 5 Year Bond, Ser 20
        0.500%, 06/20/07                           1,500,000         $ 12,767
  Government of Japan 5 Year Bond, Ser 25
        0.300%, 03/20/08                           3,000,000           25,406
  Government of Japan 5 Year Bond, Ser 31
        0.600%, 09/20/08                             500,000            4,255
  Government of Japan 5 Year Bond, Ser 39
        0.800%, 09/20/09                           1,000,000            8,520
  Government of Japan CPI Linked Bond
        0.800%, 09/10/15                           1,297,000           11,058
  Japan Finance for Municipal Enterprises
        1.350%, 11/26/13                             500,000            4,264
  Sumitomo Mitsui Banking EUR
        4.375%, 10/27/14                                 830            1,008
                                                                     --------
                                                                      123,424
                                                                     --------
LUXEMBOURG -- 0.3%
  Telecom Italia Finance MTN, Ser E
        6.375%, 04/20/06                               2,040            2,429
                                                                     --------
MEXICO -- 1.4%
  Mexican Bonos, Ser M
        9.000%, 12/22/11                              15,000            1,470
  Mexican Bonos, Ser M10
        9.500%, 12/18/14                              52,800            5,341
  Mexican Bonos, Ser M20
        10.000%, 12/05/24                             43,170            4,587
                                                                     --------
                                                                       11,398
                                                                     --------
NETHERLANDS -- 6.5%
  ABN Amro Bank MTN, Ser E
        5.375%, 09/08/09                               1,000            1,270
  Allianz Finance II
        5.625%, 11/29/12                               1,000            1,337
  Arena, Ser 2003-1, Cl A2
        4.300%, 05/19/55                               9,000           11,091
  BMW Finance MTN
        5.000%, 08/06/18                                 700              909
  Bank Nederlandse Gemeenten MTN, Ser E
        5.625%, 10/25/10                               1,000            1,310
  Deutsche Telekom International Finance
        8.125%, 05/29/12                               2,000            2,940
  Dresdner Finance
        4.000%, 01/19/07                               1,000            1,193
  E.ON International Finance MTN, Ser E
        5.750%, 05/29/09                               6,515            8,306
  EADS Finance MTN, Ser E
        4.625%, 03/03/10                               2,130            2,634
  Generali Finance
        4.750%, 05/12/14                                 500              647
  Government of Netherlands
        7.500%, 01/15/23                               1,670            2,971
        3.750%, 07/15/09                               6,000            7,256
  ING Bank MTN, Ser E
        5.500%, 01/04/12                               1,000            1,310


--------------------------------------------------------------------------------
                                                FACE AMOUNT      MARKET VALUE
DESCRIPTION                                  ($ THOUSANDS) (1)   ($ THOUSANDS)
--------------------------------------------------------------------------------
  RWE Finance MTN, Ser E GBP
        6.250%, 06/03/30                                 200         $    410
  Rabobank Nederland MTN, Ser E
        4.250%, 04/25/13                               1,000            1,248
  Saecure, Ser 5, Cl A
        2.238%, 05/25/42                                 953            1,123
  Saecure, Ser A2
        5.710%, 11/25/07                               6,000            7,423
  Saint-Gobain Nederland
        5.000%, 04/16/10                               1,000            1,247
                                                                     --------
                                                                       54,625
                                                                     --------
NEW ZEALAND -- 3.2%
  Government of New Zealand, Ser 709
        7.000%, 07/15/09                              37,650           26,489
                                                                     --------
POLAND -- 0.1%
  Republic of Poland EUR
        4.200%, 04/15/20                               1,000            1,235
                                                                     --------
SPAIN -- 1.7%
  Government of Spain
        6.150%, 01/31/13                               2,800            3,910
        6.000%, 01/31/08                               4,300            5,374
        6.000%, 01/31/29                               1,000            1,632
        5.150%, 07/30/09                               2,800            3,542
                                                                     --------
                                                                       14,458
                                                                     --------
SWEDEN -- 1.5%
  Kingdom of Sweden, Ser 1043
        5.000%, 01/28/09                              95,060           12,650
                                                                      --------
UNITED KINGDOM -- 12.1%
  Abbey National Treasury Services
        5.375%, 12/30/09                                 700            1,238
  Aviva EUR
        5.700%, 09/29/49                               1,900            2,512
  Bank of Scotland MTN, Ser E
        5.500%, 10/29/12                               2,390            3,155
  Bank of Scotland MTN, Ser E EUR
        6.125%, 02/05/13                               2,630            3,615
  Barclays Bank MTN, Ser E
        5.750%, 09/14/26                                 500              972
  British Telecommunications
        5.750%, 12/07/28                                 200              352
  Chester Asset Receivables EUR
        6.125%, 10/15/10                               7,260            9,608
  GUS
        6.375%, 07/16/09                                 700            1,251
  Halifax MTN, Ser E
        6.375%, 04/03/08                                 500              891
  Hilton Group Finance MTN, Ser E EUR
        6.500%, 07/17/09                                 500              628
  Imperial Tobacco Finance MTN, Ser E EUR
        6.250%, 06/06/07                               1,510            1,857
  Lloyds TSB Bank MTN, Ser E
        6.625%, 03/30/15                                 400              784
  MBNA Europe Funding MTN, Ser E EUR
        4.500%, 01/23/09                               1,000            1,222
  NGG Finance EUR
        6.125%, 08/23/11                               1,000            1,336


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL FIXED INCOME FUND
December 31, 2005


--------------------------------------------------------------------------------
                                                FACE AMOUNT      MARKET VALUE
DESCRIPTION                                  ($ THOUSANDS) (1)   ($ THOUSANDS)
--------------------------------------------------------------------------------
  National Grid
        6.500%, 07/27/28                                 500         $  1,052
  National Westminster Bank
        6.500%, 09/07/21                                 400              817
  Permanent Financing EUR
        5.100%, 06/11/07                               9,200           11,164
  Telereal Securitisation
        5.389%, 12/10/31                                 979            1,830
  United Kingdom Treasury
        8.000%, 12/07/15                               9,400           21,289
        5.750%, 12/07/09                               1,500            2,719
        5.000%, 09/07/14                               2,000            3,654
        4.750%, 06/07/10                               5,890           10,348
        4.750%, 12/07/38                               3,280            6,447
        4.250%, 06/07/32                               5,090            9,098
  United Utilities Water MTN, Ser E EUR
        6.625%, 11/08/07                               2,180            2,734
  Vodafone Group MTN, Ser E
        5.900%, 11/26/32                                 500              959
                                                                     --------
                                                                      101,532
                                                                     --------
UNITED STATES -- 4.7%
  ASIF III Jersey JPY
        0.950%, 07/15/09                             100,000              850
  American Express Credit MTN, Ser E GBP
        5.625%, 08/18/09                                 800            1,415
  Chase Credit Card Master Trust, Ser 1998-4 EUR
        5.000%, 08/15/08                               5,200            6,411
  Citibank Credit Card Issurance Trust EUR
        5.375%, 04/10/13                               6,800            8,790
  Citigroup JPY
        0.800%, 10/30/08                             200,000            1,706
  DaimlerChrysler MTN, Ser E EUR
        4.125%, 01/23/09                               1,000            1,201
  Dow Chemical MTN, Ser E EUR
        5.625%, 10/17/07                               1,000            1,231
  General Electric Capital MTN, Ser E JPY
        0.750%, 02/05/09                              70,000              596
  Genworth Financial JPY
        1.600%, 06/20/11                             160,000            1,366
  Goldman Sachs Group EUR
        5.125%, 04/24/13                               1,000            1,289
  HSBC Finance GBP
        6.125%, 01/22/10                                 600            1,080
  KFW International Finance JPY
        1.750%, 03/23/10                             250,000            2,211
  MBNA Credit Card Master Trust, Ser 2002-A2,
    Cl A EUR
        5.600%, 07/17/14                               6,650            8,777
  Pfizer JPY
        0.800%, 03/18/08                              23,000              196
  Toyota Motor Credit JPY
        0.750%, 06/09/08                             180,000            1,538
  United Parcel Service MTN, Ser E GBP
        5.500%, 02/12/31                                 400              783
                                                                     --------
                                                                       39,440
                                                                     --------
SUPRA-NATIONAL -- 0.9%
  European Investment Bank EUR

--------------------------------------------------------------------------------
                                                FACE AMOUNT      MARKET VALUE
DESCRIPTION                                  ($ THOUSANDS) (1)   ($ THOUSANDS)
--------------------------------------------------------------------------------
        5.375%, 10/15/12                               1,000         $  1,330
        3.250%, 10/15/08                               1,000            1,191
        3.125%, 10/15/15                               1,000            1,152
  European Investment Bank GBP
        6.000%, 12/07/28                                 300              645
        4.500%, 12/07/07                                 200              345
  Inter-American Development Bank GBP
        5.750%, 12/07/09                                 300              539
  International Bank for Reconstruction &
     Development GBP
        5.750%, 06/07/32                                 400              854
  International Bank for Reconstruction &
     Development JPY
        2.000%, 02/18/08                             115,000            1,007
  International Finance GBP
        5.375%, 12/07/28                                 300              599
                                                                     --------
                                                                        7,662
                                                                     --------
Total Global Bonds
  (Cost $660,035) ($ Thousands)                                       644,372
                                                                     --------

COMMERCIAL PAPER (C) -- 7.3%

UNITED STATES -- 7.3%
  Abbey National Treasury Services
        4.286%, 01/03/06                               5,000            4,998
  Adirondack (B)
        4.352%, 01/03/06                                 548              547
  Barclays Bank
        4.296%, 01/13/06                               5,300            5,292
  CBA Finance
        4.300%, 01/10/06                               5,000            4,994
        4.284%, 01/09/06                               2,550            2,548
  Deutsche Ausgleichsbank
        4.393%, 01/03/06                               5,100            5,099
  HBOS Treasury Services
        4.205%, 02/03/06                              11,000           10,958
  Mica Funding LLC (B)
        4.302%, 01/03/06                                 521              521
  Rhineland Funding (B)
        4.295%, 01/30/06                               2,396            2,388
        4.276%, 02/01/06                               1,184            1,179
  Svenska Handelsbank
        4.323%, 02/27/06                               8,000            7,947
        4.041%, 01/11/20                               5,000            4,950
  UBS Finance
        4.135%, 01/03/06                              10,000            9,997
  Witherspoon CDO (B)
        4.396%, 03/15/06                                 411              411
                                                                     --------
Total Commercial Paper
  (Cost $61,827) ($ Thousands)                                         61,829
                                                                     --------

CORPORATE OBLIGATIONS (D) -- 5.8%

UNITED STATES -- 5.8%
  Allstate Life Global Funding II MTN (B) (E)
        4.390%, 01/16/07                                 630              630
  American General Finance (B) (E)
        4.390%, 01/16/07                                 753              753
        4.369%, 01/16/07                               1,232            1,232


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL FIXED INCOME FUND
December 31, 2005

--------------------------------------------------------------------------------
                                                FACE AMOUNT      MARKET VALUE
DESCRIPTION                                  ($ THOUSANDS) (1)   ($ THOUSANDS)
--------------------------------------------------------------------------------
  American General Finance MTN, Ser F (B)
        3.927%, 07/14/06                                 137         $    138
  Bear Stearns EXL (B)
        4.379%, 01/16/07                               2,437            2,437
  CCN Bluegrass (B)
        4.440%, 08/18/06                                 890              890
  CIT Group MTN (B)
        4.342%, 05/12/06                               3,423            3,423
        4.182%, 04/19/06                                 342              343
  Caterpillar Financial Services MTN, Ser F (B)
        4.235%, 07/10/06                                 685              685
  Countrywide Financial Services MTN, Ser A (B)
        4.351%, 11/03/06                                 685              685
        4.341%, 11/03/06                                 753              753
  Countrywide Financial Services MTN, Ser A (D) (B)
        4.550%, 09/13/06                               2,533            2,533
  Countrywide Home Loans MTN, Ser M (B)
        4.323%, 01/31/06                                 301              301
  Dekabank (B) (E)
        4.183%, 08/19/06                               2,533            2,533
  Irish Life & Permanent MTN, Ser X (B) (E)
        4.405%, 01/22/07                                 548              548
        4.399%, 01/22/07                               1,273            1,273
  Islandsbanki (B) (E)
        4.420%, 01/22/07                               1,164            1,164
  Jackson National Life Funding (B) (E)
        4.291%, 01/02/07                               3,012            3,012
  Kaupthing Bank MTN (B)
        4.399%, 01/19/07                               3,423            3,423
  Landsbanki Islands (B) (E)
        4.450%, 01/16/07                               2,602            2,602
  Liberty Lighthouse US Capital MTN (B) (E)
        4.387%, 05/10/06                               1,369            1,369
  Morgan Stanley EXL (B)
        4.341%, 01/04/07                                 479              479
  Morgan Stanley EXL, Ser S (B)
        4.306%, 02/05/07                                 685              685
  Natexis Banques (B) (E)
        4.367%, 01/16/07                               1,335            1,335
  Nationwide Building Society (B) (E)
        4.547%, 09/28/06                                 685              685
        4.331%, 01/05/07                               1,369            1,369
  Nordbank (B) (E)
        4.385%, 01/23/07                               2,328            2,327
  Northern Rock (B) (E)
        4.321%, 10/03/06                               1,410            1,410
  Pacific Life Global Funding (B) (E)
        4.382%, 01/15/07                               1,027            1,027
  Premium Asset Trust, Ser 2004-01 (B) (E)
        4.376%, 02/06/06                                 411              411
        4.336%, 02/06/06                                 274              274
        4.332%, 02/06/06                                 739              740
  Premium Asset Trust, Ser 2004-06 (B) (E)
        4.422%, 06/30/06                               1,301            1,301
  Premium Asset Trust, Ser 2004-10 (B) (E)
        4.379%, 01/16/07                               1,917            1,917
--------------------------------------------------------------------------------
                                                FACE AMOUNT      MARKET VALUE
DESCRIPTION                                  ($ THOUSANDS) (1)   ($ THOUSANDS)
--------------------------------------------------------------------------------
  SLM EXL, Ser S (B) (E)
        4.369%, 01/16/07                               1,506         $  1,506
  Sigma Finance MTN (B) (E)
        4.680%, 11/09/06                                 739              739
  Skandinav Enskilda Bank (B) (E)
        4.367%, 01/18/07                               1,506            1,506
                                                                     --------
Total Corporate Obligations
  (Cost $48,438) ($ Thousands)                                         48,438
                                                                     --------

U.S. TREASURY OBLIGATIONS -- 4.4%

UNITED STATES -- 4.4%
  U.S. Treasury Bonds
        7.625%, 02/15/25                               2,100            2,894
  U.S. Treasury Inflationary Index Notes
        3.375%, 04/15/32                                   8               10
        2.375%, 01/15/25                               3,144            3,304
  U.S. Treasury Notes (A)
        3.875%, 05/15/10                              16,240           15,932
  U.S.Treasury Bills (2) (C)
        3.837%, 01/26/06                               4,550            4,538
  U.S.Treasury Bills (A) (C)
        3.880%, 02/02/06                              10,000            9,968
                                                                     --------
Total U.S. Treasury Obligations
  (Cost $36,546) ($ Thousands)                                         36,646
                                                                     --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.4%

UNITED STATES -- 1.4%
  FHLMC
        5.125%, 01/15/12 EUR                           3,000            3,901
        4.750%, 01/15/13 EUR                           1,000            1,284
  FNMA
        1.750%, 03/26/08 JPY                         240,000            2,097
  SLMA
        3.800%, 06/17/10 EUR                           3,500            4,216
                                                                     --------
Total U.S. Government Agency Obligations
  (Cost $11,937) ($ Thousands)                                         11,498
                                                                     --------

ASSET-BACKED SECURITIES (B)(D)(E) -- 1.3%

UNITED STATES -- 1.3%
  Blue Heron Funding, Ser 9A, Cl A1
        4.409%, 02/22/06                               1,369            1,369
  CCN Independence
        4.439%, 07/17/06                                 479              479
  Cheyne High Grade, Ser 2004-1A, Cl AM1
        4.330%, 11/10/06                                 685              685
  Commodore, Ser 2003-2A, Cl A1MM
        4.560%, 12/12/38                                 630              630
  Duke Funding, Ser 2004-6B, Cl A1S1
        4.185%, 10/10/06                               1,027            1,027
  Harwood Street Funding II, Ser 2005-A1, Cl NOTE
        4.429%, 06/25/06                               1,369            1,369
  Orchard Structured Finance CDO, Ser 2003-1A,
     Cl A1MM
        4.518%, 05/18/06                               1,123            1,123


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL FIXED INCOME FUND
December 31, 2005

--------------------------------------------------------------------------------
                                                FACE AMOUNT      MARKET VALUE
DESCRIPTION                                  ($ THOUSANDS) (1)   ($ THOUSANDS)
--------------------------------------------------------------------------------
  Park Place Securities NIM Trust,
        Ser 2004-MM1, Cl AM4
        4.419%, 05/25/06                               1,221         $  1,221
  RMAC, Ser 2004-NS3A, Cl A1
        4.360%, 09/12/06                                 334              334
  Saturn Ventures II
        4.391%, 02/07/06                               1,369            1,369
  TIAA Real Estate, Ser 2003-1A, Cl A1
        4.410%, 09/28/06                                 884              884
  Whitehawk CDO Funding, Ser 2004-1A, Cl AMMD
        4.511%, 06/15/06                                 342              342
  Whitehawk CDO Funding, Ser 2004-1A, Cl AMME
        4.511%, 09/15/06                                 205              205
                                                                     --------
Total Asset-Backed Securities
  (Cost $11,037) ($ Thousands)                                         11,037
                                                                     --------

MASTER NOTES (B)(D)(G) -- 0.6%

UNITED STATES -- 0.6%
  Bank of America
        4.330%, 01/03/06                               3,423            3,423
  Bear Stearns
        4.370%, 01/03/06                               1,643            1,643
                                                                     --------
Total Master Notes
  (Cost $5,066) ($ Thousands)                                           5,066
                                                                     --------

TIME DEPOSITS -- 0.1%

UNITED STATES -- 0.1%
  Lummis (B)
        4.000%, 01/03/06                                 685              685
                                                                     --------
Total Time Deposits
  (Cost $685) ($ Thousands)                                               685
                                                                     --------

REPURCHASE AGREEMENTS(B)(F)-- 1.7%

Barclays Capital
  4.250%, dated 12/30/05, to be
  repurchased on 01/03/06,
  repurchase price $1,981,520
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $437,545-$923,836,
  4.300%-4.500%,
  05/11/07-09/26/08; with total
  market value $2,020,249)                             1,981            1,981
Deutsche Bank
  4.250%, dated 12/30/05, to be
  repurchased on 01/03/06,
  repurchase price $4,035,960
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $393,825-$3,720,263,
  3.875%-4.500%, 02/15/10-07/06/10;
  with total market value $4,114,746)                  4,034            4,034


--------------------------------------------------------------------------------
                                                FACE AMOUNT      MARKET VALUE
DESCRIPTION                                  ($ THOUSANDS) (1)   ($ THOUSANDS)
--------------------------------------------------------------------------------
Lehman Brothers
  4.240%, dated 12/30/05, to be
  repurchased on 01/03/06,
  repurchase price $8,507,073
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $82-$655,257,
  0.000%-6.120%,
  05/15/06-03/23/28; with total
  market value $8,673,132)                             8,503         $  8,503
                                                                     --------
Total Repurchase Agreements
  (Cost $14,518) ($ Thousands)                                         14,518
                                                                     --------

Total Investments -- 99.3%
  (Cost $850,089) ($ Thousands)+                                     $834,089
                                                                     ========

      Percentages are based on Net Assets of $839,612 ($ Thousands).

(1)   In local currency unless otherwise indicated.

(2) Securities pledged as collateral on open futures contracts. The rates shown are effective yields at the time of purchase.

(A) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $81,098 ($ Thousands).

(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $84,790 ($ Thousands).

(C)   The rate reported is the effective yield at time of purchase.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2005.

(E) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
      Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(F)   Tri-Party Repurchase Agreements.

(G)   The date shown is the earlier of the reset date or the demand date.

CDO    -- Collateralized Debt Obligation
Cl     -- Class
CPI    -- Consumer Price Index
EUR    -- Euro
EXL    -- Extendable Maturity
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GBP    -- British Pound Sterling
JPY    -- Japanese Yen
LLC    -- Limited Liability Company
MTN    -- Medium term note
Ser    -- Series
SLMA   -- Student Loan Marketing Association


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL FIXED INCOME FUND
December 31, 2005

+ At December 31, 2005, the tax basis cost of the Fund's investments was $850,090 ($ Thousands), and the unrealized appreciation and depreciation were $20,392 ($ Thousands) and $(36,393) ($ Thousands), respectively.


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL FIXED INCOME FUND
December 31, 2005

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at December 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                                  UNREALIZED
                                CURRENCY TO      CURRENCY TO                      APPRECIATION/
      SETTLEMENT                  DELIVER          RECEIVE      CONTRACT VALUE   (DEPRECIATION)
         DATE                   (THOUSANDS)      (THOUSANDS)     ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
02/22/06 - 03/15/06  AUD            33,787   USD      24,906        $ 24,727          $   179
02/22/06 - 03/15/06  CAD            44,931   USD      38,484          38,547              (63)
           03/15/06  CHF            28,670   EUR      18,475          21,876              162
           02/22/06  CHF            11,989   USD       9,259           9,144              115
           03/15/06  CLP            35,000   USD          68              68               --
           03/15/06  CZK            15,200   USD          62           1 621               --
02/22/06 - 03/15/06  DKK           159,871   USD      25,667          25,364              303
           02/22/06  EUR             1,840   CAD       2,524           2,165              (11)
           03/15/06  EUR            18,640   CHF      28,670          21,911             (160)
           02/22/06  EUR            11,713   GBP       8,004          13,737             (115)
           02/22/06  EUR             1,800   ISK     132,551           2,081              (12)
           02/22/06  EUR            14,020   JPY   1,949,454          16,622              (25)
           03/15/06  EUR             5,775   SEK      54,800           6,924               91
02/22/06 - 03/15/06  EUR           464,212   USD     549,737         549,292              445
           02/22/06  GBP             3,050   CHF       6,867           5,237                4
           02/22/06  GBP             3,962   EUR       5,760           6,812               14
02/22/06 - 03/15/06  GBP            88,963   USD     153,969         152,683            1,286
02/22/06 - 03/14/06  HUF           391,572   USD       1,823           1,826               (3)
           02/22/06  ISK           190,243   EUR       2,540           3,004              (45)
           02/22/06  ISK           481,768   USD       7,841           7,562              279
           02/22/06  JPY           465,789   EUR       3,340           3,950              (61)
02/22/06 - 03/15/06  JPY        45,667,501   USD     390,961         389,721            1,240
02/22/06 - 03/15/06  KRW        16,760,560   USD      16,546          16,612              (66)
02/22/06 - 03/15/06  MXP           116,258   USD      10,658          10,870             (212)
           03/15/06  NOK             5,960   USD         884             884               --
           02/22/06  NZD             3,780   CAD       2,990           2,564                2
02/22/06 - 03/15/06  NZD            49,741   USD      34,508          33,706              802
02/22/06 - 03/15/06  PLZ            13,576   USD       4,158           4,169              (11)
02/22/06 - 03/15/06  SEK            92,414   EUR       9,759          11,546             (175)
02/22/06 - 03/15/06  SEK           132,224   USD      16,494          16,699             (205)
           03/15/06  SGD             1,860   USD       1,119           1,121               (2)
           03/15/06  SIT            10,320   USD          51              51               --
           03/15/06  SKK             6,550   USD         205             205               --
           03/15/06  THB            33,000   USD         803             805               (2)


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL FIXED INCOME FUND
December 31, 2005

---------------------------------------------------------------------------------------------------
                                                                                      UNREALIZED
                            CURRENCY TO           CURRENCY TO         CONTRACT      APPRECIATION/
     SETTLEMENT               DELIVER               RECEIVE             VALUE      (DEPRECIATION)
        DATE                (THOUSANDS)           (THOUSANDS)       ($ THOUSANDS)   ($ THOUSANDS)
---------------------------------------------------------------------------------------------------
02/22/06 - 03/15/06  USD        29,021      AUD          39,605          28,986          (35)
02/22/06 - 03/15/06  USD        52,463      CAD          61,450          52,704          241
           02/22/06  USD         4,850      CHF           6,160           4,699         (151)
           03/15/06  USD            66      CLP                       35,000 68            2
           03/15/06  USD           617      CZK                      15,200 620            3
02/22/06 - 03/15/06  USD         1,351      DKK           8,510           1,350           (1)
           02/22/06  USD       213,926      EUR         162,266         211,898       (2,028)
02/22/06 - 03/15/06  USD        75,609      GBP          43,368          74,431       (1,178)
02/22/06 - 03/14/06  USD         1,720      HUF         365,586           1,705          (15)
           02/22/06  USD         6,710      ISK         418,322           6,566         (144)
02/22/06 - 03/15/06  USD       249,821      JPY      29,199,485         249,187         (634)
02/22/06 - 03/15/06  USD        16,761      KRW      17,533,344          17,380          619
02/22/06 - 03/15/06  USD         4,653      MXP          50,507           4,721           70
02/22/06 - 03/15/06  USD         1,854      NOK          12,160           1,803          (51)
           03/15/06  USD         7,305      NZD          10,800           7,310            5
02/22/06 - 03/15/06  USD         4,137      PLZ          13,643           4,190           53
02/22/06 - 03/15/06  USD         8,553      SEK          67,694           8,540          (13)
02/22/06 - 03/15/06  USD         2,241      SGD           3,787           2,283           42
           03/15/06  USD            51      SIT          10,320              51           --
           03/15/06  USD           204      SKK           6,550             205            1
           03/15/06  USD           799      THB          33,000             805            6
02/22/06 - 03/15/06  USD         4,655      ZAR          30,468           4,788          133
           03/15/06  ZAR        15,500      USD           2,431           2,434           (3)
                                                                     ----------      -------
                                                                     $2,089,832      $   676
                                                                     ==========      =======

AUD -- Australian Dollar         HUF -- Hungarian Forint         SEK -- Swedish Krona
CAD -- Canadian Dollar           ISK -- Iceland Koruna           SGD -- Singapore Dollar
CHF -- Swiss Franc               JPY -- Japanese Yen             SIT -- Slovania Tolar
CLP -- Chilean Peso              KRW -- South Korean Won         SKK -- Slovokia Koruna
CZK -- Czech Koruna              MXP -- Mexican Peso             THB -- Thai Baht
DKK -- Danish Krone              NOK -- Norwegian Krone          USD -- U.S. Dollar
EUR -- Euro                      NZD -- New Zealand Dollar       ZAR -- South African Rand
GBP -- British Pound Sterling    PLZ -- Polish Zloty

Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL FIXED INCOME FUND
December 31, 2005

Futures -- A summary of the open future contracts held by the Fund at December 31, 2005, is as follows:
--------------------------------------------------------------------------------

                                                                                       UNREALIZED
                                   NUMBER OF         CONTRACT                         APPRECIATION/
                                   CONTRACTS          VALUE                           (DEPRECIATION)
TYPE OF CONTRACT                 (LONG/(SHORT))   ($ THOUSANDS)        EXPIRATION     ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------
Australian 10 Year Bond               17           $   9,248           March 2006          $   1
Australian 3 Year Bond                26               4,993           March 2006             12
Canadian 10 Year Bond                 28               2,742           March 2006             21
Euro-Schatz                          (38)             (4,719)          March 2006             --
Euro-Bobl                           (410)            (54,605)          March 2006             23
Euro-Bund                             93              13,366           March 2006             75
10 Year U.K. Gilt                    252              49,513           March 2006            411
Japan 10 Year Bond                   190             221,100           March 2006            473
U.S. 2 Year Treasury Note             16               3,283           March 2006             (4)
U.S. 10 Year Treasury Note            10               1,094           March 2006              2
U.S. Long Treasury Bond              (92)            (10,505)          March 2006           (238)
                                                                                           -----

                                                                                           $ 776
                                                                                           =====

Amounts designated as "--" are either $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
    SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS DEBT FUND
December 31, 2005

------------------------------------------------------------------------------------
                                                       FACE AMOUNT     MARKET VALUE
DESCRIPTION                                         ($ THOUSANDS) (1)  ($ THOUSANDS)
------------------------------------------------------------------------------------
GLOBAL BONDS -- 89.3%

ARGENTINA -- 3.8%
   Empressa Distribuidora de Electricidad
        de Mendoza MTN, Ser E (I) (L)
        0.000%, 01/10/03                                     5,000      $   1,750
   Republic of Argentina
        12.000%, 09/19/16 (B)                EUR             1,000            171
        11.921%, 12/15/35 (F)                ARS            47,835            735
        10.855%, 12/15/35 (F)                                3,135            163
        10.500%, 11/14/49 (B)                EUR             1,000            168
        9.000%, 06/20/49                     EUR             2,650            828
        8.280%, 12/31/33                                     1,951          1,624
        8.125%, 04/21/08                     EUR             2,800            941
        7.820%, 12/31/33                     EUR               659            773
        7.625%, 03/31/05                                     1,120            291
        5.830%, 12/31/33                                    16,867          6,438
        4.005%, 08/03/12 (B) (F)                            12,541          9,826
        1.330%, 12/31/38                     ARS            28,050          9,257
        0.000%, 08/15/06 (B)                 EUR            12,000            481
        0.000%, 09/27/06 (B)                 EUR            12,000            481
   Republic of Argentina MTN, Ser E
        10.000%, 01/03/07 (B)                EUR         3,000,000            552
        9.000%, 05/24/49                     EUR             1,400            456
        8.750%, 02/04/49                                     1,375            430
        7.625%, 08/11/07 (B)                 ITL         2,255,000            364
                                                                        ---------
                                                                           35,729
                                                                        ---------
BRAZIL -- 16.2%
   Federal Republic of Brazil
        12.500%, 01/05/16                                    3,300          1,402
        11.000%, 08/17/40                                   31,447         40,535
        10.500%, 07/14/14 (C)                                1,850          2,267
        10.125%, 05/15/27                                    5,105          6,420
        8.875%, 04/15/24                                     3,700          4,126
        8.000%, 01/15/18 (C)                                57,656         62,211
        7.875%, 03/07/15                                     5,315          5,660
        4.250%, 04/15/09 (F)                                 4,146          4,120
   Federal Republic of Brazil,
      Ser 15YR (F)
        4.313%, 04/15/09                                       669            665
   Federal Republic of Brazil,
      Ser 18YR (C) (F)
        5.250%, 04/15/12                                    23,068         22,779
                                                                        ---------
                                                                          150,185
                                                                        ---------
BULGARIA -- 0.7%
   Republic of Bulgaria Registered
        8.250%, 01/15/15                                     5,675          6,838
                                                                        ---------
CHILE -- 0.9%
   Codelco
        5.500%, 10/15/13                                     1,875          1,912
   Republic of Chile
        5.500%, 01/15/13                                     2,400          2,452
   Republic of Chile (C)
        7.125%, 01/11/12                                     3,575          3,951
                                                                        ---------
                                                                            8,315
                                                                        ---------
CHINA -- 0.3%
   People's Republic of China
        4.750%, 10/29/13                                     2,575          2,523
                                                                        ---------


------------------------------------------------------------------------------------
                                                       FACE AMOUNT     MARKET VALUE
DESCRIPTION                                         ($ THOUSANDS) (1)  ($ THOUSANDS)
------------------------------------------------------------------------------------
COLOMBIA -- 5.2%
   Republic of Colombia
        11.750%, 02/25/20 (C)                               13,245      $  18,311
        10.750%, 01/15/13 (C)                                3,250          4,030
        10.375%, 01/28/33 (C)                                7,730         10,184
        10.000%, 01/23/12 (C)                                2,050          2,440
        8.250%, 12/22/14                                     6,360          7,060
        8.125%, 05/21/24                                     5,465          5,902
                                                                        ---------
                                                                           47,927
                                                                        ---------
ECUADOR -- 0.7%
   Republic of Ecuador Registered
        9.000%, 08/15/30                                     6,620          6,072
                                                                        ---------
EL SALVADOR -- 0.4%
   Republic of El Salvador
        7.750%, 01/24/23                                     3,000          3,263
                                                                        ---------
INDONESIA -- 0.8%
   Garuda Indonesia (F) (L)
        5.027%, 12/31/07                                     1,200            960
   Republic of Indonesia
        7.500%, 10/15/16                                     5,320          5,520
        7.250%, 04/20/15 (A)                                 1,030          1,054
                                                                        ---------
                                                                            7,534
                                                                        ---------
KAZAKHSTAN -- 0.1%
   Kazkommerts International (A)
        7.875%, 04/07/14                                     1,000          1,050
                                                                        ---------
LUXEMBOURG -- 0.3%
   Gaz Capital for Gazprom Registered
        8.625%, 04/28/34                                     2,290          2,902
                                                                        ---------
MACEDONIA -- 0.0%
   Government of Macedonia (F)
        3.653%, 07/13/12                                       486            472
                                                                        ---------
MALAYSIA -- 1.4%
   Government of Malaysia
        8.750%, 06/01/09                                       800            894
        7.500%, 07/15/11                                     7,725          8,642
   Petronas Capital
        7.875%, 05/22/22                                     2,825          3,527
                                                                        ---------
                                                                           13,063
                                                                        ---------
MEXICO -- 13.1%
   Cornhill, Ser 39 (I) (L)
        0.000%, 01/30/00                                     1,650            536
   Cornhill, Ser 46 (I) (L)
        8.626%, 03/02/00                                       150             49
   Mexican Bonos
        9.000%, 12/27/07                        MXP         60,000          5,766
        9.000%, 12/24/09                        MXP        206,406         20,176
   Pemex Project Funding Master Trust
        8.000%, 11/15/11                                       500            560
        9.500%, 09/15/27 (C)                                 5,550          7,395
United Mexican States
        11.375%, 09/15/16 (C)                                8,500         12,495
        10.375%, 02/17/09                                      725            835
        8.125%, 12/30/19 (C)                                13,350         16,387
        6.625%, 03/03/15 (C)                                22,465         24,599
United Mexican States MTN
        8.300%, 08/15/31 (C)                                10,185         13,088

--------------------------------------------------------------------------------
   SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS DEBT FUND
December 31, 2005

------------------------------------------------------------------------------------
                                                       FACE AMOUNT     MARKET VALUE
DESCRIPTION                                         ($ THOUSANDS) (1)  ($ THOUSANDS)
------------------------------------------------------------------------------------
        8.000%, 09/24/22                                     3,875      $   4,781
        5.875%, 01/15/14 (C)                                14,239         14,737
                                                                        ---------
                                                                          121,404
                                                                        ---------
NIGERIA -- 0.6%
   Central Bank of Nigeria
        8.000%, 01/05/10                                     2,531            766
        6.250%, 11/15/20                                     3,500          3,482
   Turanalem Finance (A)
        7.875%, 06/02/10                                     1,070          1,123
                                                                        ---------
                                                                            5,371
                                                                        ---------
PANAMA -- 2.3%
   Republic of Panama
        9.625%, 02/08/11                                       765            893
        9.375%, 04/01/29                                     4,915          6,181
        9.375%, 01/16/23 (C)                                 1,070          1,340
        8.125%, 04/28/34                                     3,200          3,568
        7.250%, 03/15/15 (C)                                 5,275          5,612
   Republic of Panama, Ser 20YR (F)
        4.688%, 07/17/16                                     3,642          3,557
                                                                        ---------
                                                                           21,151
                                                                        ---------
PERU -- 3.4%
   Republic of Peru
        9.875%, 02/06/15 (C)                                 4,280          5,136
        9.125%, 02/21/12                                       380            436
        8.750%, 11/21/33                                     2,925          3,291
        8.375%, 05/03/16 (C)                                 3,725          4,088
        7.350%, 07/21/25                                     9,430          9,289
   Republic of Peru FLIRB, Ser 20YR (F)
        5.000%, 03/07/17                                     5,689          5,305
   Republic of Peru, Ser 20YR (F)
        5.000%, 03/07/17                                     3,948          3,721
                                                                        ---------
                                                                           31,266
                                                                        ---------
PHILIPPINES -- 5.9%
   Republic of Philippines
        10.625%, 03/16/25 (C)                               22,145         28,124
        9.500%, 02/02/30                                    11,690         13,736
        9.375%, 01/18/17 (C)                                 7,800          8,931
        9.000%, 02/15/13 (C)                                   600            664
        8.875%, 03/17/15                                       175            193
        8.250%, 01/15/14                                       600            639
        8.000%, 01/15/16                                     2,650          2,769
                                                                        ---------
                                                                           55,056
                                                                        ---------
POLAND -- 0.5%
   Government of Poland
        5.250%, 01/15/14                                     4,750          4,831
                                                                        ---------
RUSSIA -- 10.9%
   Russian Federation Registered
        12.750%, 06/24/28                                    6,410         11,757
        11.000%, 07/24/18                                    9,585         14,126
        8.250%, 03/31/10                                     6,000          6,368
        5.000%, 03/31/30                                    60,795         68,631
                                                                        ---------
                                                                          100,882
                                                                        ---------
SOUTH AFRICA -- 0.7%
   Republic of South Africa
        9.125%, 05/19/09                                       825            925


------------------------------------------------------------------------------------
                                                       FACE AMOUNT     MARKET VALUE
DESCRIPTION                                         ($ THOUSANDS) (1)  ($ THOUSANDS)
------------------------------------------------------------------------------------
        6.500%, 06/02/14                                     5,540      $   5,990
                                                                        ---------
                                                                            6,915
                                                                        ---------
TURKEY -- 9.6%
   Republic of Turkey
        16.570%, 01/24/07 (E)                   TRL          7,900          5,071
        11.750%, 06/15/10                                    1,150          1,409
        11.875%, 01/15/30 (C)                               27,135         41,720
        11.500%, 01/23/12 (C)                                5,500          6,978
        11.000%, 01/14/13                                    3,095          3,927
        9.500%, 01/15/14 (C)                                 4,550          5,443
        7.375%, 02/05/25                                     6,355          6,571
        7.000%, 06/05/20                                    10,765         10,886
        1.571%, 05/09/07 (E)                    TRL         12,100          7,496
                                                                        ---------
                                                                           89,501
                                                                        ---------
UKRAINE -- 0.5%
   Government of Ukraine
      Registered (C)
        7.650%, 06/11/13                                     4,365          4,710
                                                                        ---------
URUGUAY -- 2.5%
   Republic of Uruguay
        10.500%, 10/20/06                       UYU         13,200            681
        9.250%, 05/17/17                                     3,175          3,612
        7.875%, 01/15/33                                     3,801          3,830
        7.500%, 03/15/15 (C)                                13,466         13,836
        7.250%, 02/15/11                                     1,625          1,653
                                                                        ---------
                                                                           23,612
                                                                        ---------
VENEZUELA -- 8.5%
   Government of Venezuela
        10.750%, 09/19/13                                   13,590         16,716
        9.375%, 01/13/34                                     1,400          1,659
        9.250%, 09/15/27                                    35,335         41,872
        8.500%, 10/08/14 (C)                                 6,943          7,637
        7.650%, 04/21/25                                     1,400          1,416
   Government of Venezuela Registered
        5.375%, 08/07/10 (C)                                 4,575          4,369
        5.194%, 04/20/11 (F)                                 4,870          4,772
   Government of Venezuela, Ser A
        6.750%, 03/31/20                                       725            727
                                                                        ---------
                                                                           79,168
                                                                        ---------
Total Global Bonds
   (Cost $749,165) ($ Thousands)                                          829,740
                                                                        ---------

CORPORATE OBLIGATIONS (D)(F) -- 14.0%

UNITED STATES -- 14.0%
   Allstate Life Global Funding II
        MTN (H)
        4.390%, 01/16/07                                     1,693          1,693
   American General Finance (H)
        4.390%, 01/16/07                                     2,024          2,023
        4.369%, 01/16/07                                     3,312          3,312
   American General Finance MTN,
        Ser F
        3.927%, 07/14/06                                       368            371
   Bear Stearns EXL
        4.379%, 01/16/07                                     6,550          6,550
   CCN Bluegrass
        4.440%, 08/18/06                                     2,392          2,392
   CIT Group MTN
        4.342%, 05/12/06                                     9,199          9,199
        4.182%, 04/19/06                                       920            920


--------------------------------------------------------------------------------
   SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS DEBT FUND
December 31, 2005

------------------------------------------------------------------------------------
                                                       FACE AMOUNT     MARKET VALUE
DESCRIPTION                                         ($ THOUSANDS) (1)  ($ THOUSANDS)
------------------------------------------------------------------------------------
   Caterpillar Financial Services MTN, Ser F
        4.235%, 07/10/06                                     1,840      $   1,840
   Countrywide Financial Services MTN, Ser A
        4.550%, 09/13/06 (D)                                 6,807          6,807
        4.351%, 11/03/06                                     1,840          1,840
        4.341%, 11/03/06                                     2,024          2,024
   Countrywide Home Loans MTN, Ser M
        4.323%, 01/31/06                                       809            809
   Dekabank (H)
        4.183%, 08/19/06                                     6,807          6,806
   Irish Life & Permanent MTN, Ser X (H)
        4.405%, 01/22/07                                     1,472          1,472
        4.399%, 01/22/07                                     3,422          3,422
   Islandsbanki (H)
        4.420%, 01/22/07                                     3,128          3,128
   Jackson National Life Funding (H)
        4.291%, 01/02/07                                     8,095          8,095
   Kaupthing Bank MTN
        4.399%, 01/19/07                                     9,199          9,199
   Landsbanki Islands (H)
        4.450%, 01/16/07                                     6,991          6,991
   Liberty Lighthouse US Capital
        MTN (H)
        4.387%, 05/10/06                                     3,680          3,679
   Morgan Stanley EXL
        4.341%, 01/04/07                                     1,288          1,288
   Morgan Stanley EXL, Ser S
        4.306%, 02/05/07                                     1,840          1,840
   Natexis Banques (H)
        4.367%, 01/16/07                                     3,588          3,587
   Nationwide Building Society (H)
        4.547%, 09/28/06                                     1,840          1,840
        4.331%, 01/05/07                                     3,679          3,679
   Nordbank (H)
        4.385%, 01/23/07                                     6,255          6,254
   Northern Rock (H)
        4.321%, 10/03/06                                     3,790          3,790
   Pacific Life Global Funding (H)
        4.382%, 01/15/07                                     2,760          2,760
   Premium Asset Trust, Ser 2004-01 (H)
        4.376%, 02/06/06                                     1,104          1,104
        4.336%, 02/06/06                                       736            736
        4.332%, 02/06/06                                     1,987          1,987
   Premium Asset Trust, Ser 2004-06 (H)
        4.422%, 06/30/06                                     3,496          3,497
   Premium Asset Trust, Ser 2004-10 (H)
        4.379%, 01/16/07                                     5,151          5,151
   SLM EXL, Ser S (H)
        4.369%, 01/16/07                                     4,047          4,047
   Sigma Finance MTN (H)
        4.680%, 11/09/06                                     1,987          1,987
   Skandinav Enskilda Bank (H)
        4.367%, 01/18/07                                     4,048          4,047
                                                                        ---------
Total Corporate Obligations
   (Cost $130,166) ($ Thousands)                                          130,166
                                                                        ---------

LOAN PARTICIPATIONS -- 4.2%
ALGERIA -- 0.3%
   Republic of Algeria (Counterparty:
        Credit Suisse First Boston) (F)
        2.813%, 03/04/10                                     2,643          2,590
                                                                        ---------


------------------------------------------------------------------------------------
                                                       FACE AMOUNT     MARKET VALUE
DESCRIPTION                                         ($ THOUSANDS) (1)  ($ THOUSANDS)
------------------------------------------------------------------------------------
BRAZIL -- 0.9%
   Global Village Telecom Loan
        (Counterparty: Deutsche Bank)
        (B) (L)
        0.000%, 12/31/49                                    11,640      $   8,730
                                                                        ---------
INDONESIA -- 0.9%
   Indonesia Standby Loan 94
        (Counterparty: Deutsche Bank)
        (F) (L)
        4.000%, 12/31/49                                     6,097          5,366
   PKN Tranche Loan A (Counterparty:
        Citigroup Global Markets) (B) (L)
        0.000%, 06/30/11                                     1,533          1,456
   PKN Tranche Loan B (Counterparty:
        Citigroup Global Markets) (B) (L)
        0.000%, 05/01/11                                     4,200            345
   PKN Tranche Loan C Equity (B) (L)
        0.000%, 12/31/49                                        25             --
   PKN Tranche Loan D Secured Short
        Term, Ser 1 (Counterparty: Citibank)
        (B) (L)
        0.000%, 02/10/06                                       433            431
   PKN Tranche Loan D Secured Short
        Term, Ser 2 (Counterparty: Citibank)
        (B) (L)
        0.000%, 02/10/06                                       524            521
                                                                        ---------
                                                                            8,119
                                                                        ---------
MEXICO -- 1.1%
   Altos Hornos, Promissory Note # 5
      (I) (L)
      0.000%, 04/29/99                                       2,500          1,425
   Altos Hornos, Promissory Note # 6
      (I) (L)
      0.000%, 04/29/99                                       2,500          1,425
   Altos Hornos, Promissory Note
      (Counterparty: Deutche Bank)
      (B) (L)
      0.000%, 12/31/49                                       4,500          2,565
   Altos Hornos, Tranche A
      (Counterparty: Banc of America)
      (I) (L)
      0.000%, 04/11/04                                       6,540          3,793
   Grupo Accerco Del Norte
      (Counterparty: Deutsche Bank)
      (B) (L)
      0.000%, 12/31/49                                       7,750            775
                                                                        ---------
                                                                            9,983
                                                                        ---------
MOROCCO -- 0.1%
   Kingdom of Morocco, Ser A
     (Counterparties: Credit Suisse First
     Boston, J.P. Morgan, Merrill Lynch) (F)
     3.803%, 01/02/09                                        1,273          1,270
SINGAPORE -- 0.6%
   C2C Loan (Counterparty: Deutsche Bank)
     (B) (E) (L)
     0.000%, 12/31/10                                       10,800          5,832
THAILAND -- 0.3%
   TPI Equity (Counterparty: Banc of
     America) (L)
     0.000%,                                    THB          7,612             --


--------------------------------------------------------------------------------
   SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS DEBT FUND
December 31, 2005

-------------------------------------------------------------------------------------
                                                  SHARES/FACE AMOUNT   MARKET VALUE
DESCRIPTION                                       ($ THOUSANDS) (1)   ($ THOUSANDS)
-------------------------------------------------------------------------------------
   TPI Equity (Counterparty: Deutsche
        Bank) (L)
        0.000%,                                THB           1,813      $      --
   TPI JPY Loan (Counterparty: Deutsche
        Bank) (B) (E) (L)
        0.000%, 12/31/49                       JPY         354,231          2,761
   TPI Polene Public (L)
        0.000%,                                THB             298             --
                                                                        ---------
                                                                            2,761
                                                                        ---------
Total Loan Participations
   (Cost $28,121) ($ Thousands)                                            39,285
                                                                        ---------

LOAN TO COUNTERPARTY AS COLLATERAL FOR
SWAP CONTRACTS -- 0.7%

UNITED STATES -- 0.7%
Loan to Credit Suisse First Boston
   as Collateral for Swap Contracts
   Outstanding (K)
   4.107%, 04/15/10                                          2,000          2,000
   4.107%, 09/20/15                                          4,350          4,350
                                                                        ---------
Total Loan to Counterparty as Collateral
   for Swap Contracts
   (Cost $6,350) ($ Thousands)                                              6,350
                                                                        ---------

ASSET-BACKED SECURITIES (D)(F)(H) -- 3.2%

UNITED STATES -- 3.2%
   Blue Heron Funding, Ser 9A, Cl A1
        4.409%, 02/22/06                                     3,679          3,679
   CCN Independence
        4.439%, 07/17/06                                     1,288          1,288
   Cheyne High Grade, Ser 2004-1A,
        Cl AM1
        4.330%, 11/10/06                                     1,840          1,840
   Commodore, Ser 2003-2A,
        Cl A1MM
        4.560%, 12/12/38                                     1,693          1,693
   Duke Funding, Ser 2004-6B,
        Cl A1S1
        4.185%, 10/10/06                                     2,760          2,760
   Harwood Street Funding II,
        Ser 2005-A1, Cl NOTE
        4.429%, 06/25/06                                     3,679          3,679
   Orchard Structured Finance CDO,
        Ser 2003-1A, Cl A1MM
        4.518%, 05/18/06                                     3,016          3,016
   Park Place Securities NIM Trust,
        Ser 2004-MM1, Cl AM4
        4.419%, 05/25/06                                     3,281          3,281
   RMAC, Ser 2004-NS3A, Cl A1
        4.360%, 09/12/06                                       897            897
   Saturn Ventures II
        4.391%, 02/07/06                                     3,680          3,680
   TIAA Real Estate, Ser 2003-1A,
        Cl A1
        4.410%, 09/28/06                                     2,376          2,376
   Whitehawk CDO Funding,
        Ser 2004-1A, Cl AMMD
        4.511%, 06/15/06                                       920            920


----------------------------------------------------------------------------------------
                                                       FACE AMOUNT     MARKET VALUE
DESCRIPTION                                         ($ THOUSANDS) (1)  ($ THOUSANDS)
----------------------------------------------------------------------------------------
   Whitehawk CDO Funding,
        Ser 2004-1A, Cl AMME
        4.511%, 09/15/06                                       552      $     552
                                                                        ---------
Total Asset-Backed Securities
   (Cost $29,661) ($ Thousands)                                            29,661
                                                                        ---------

MASTER NOTES (D)(F)(M)-- 1.5%
   Bank of America
        4.330%, 01/03/06                                     9,199          9,199
   Bear Stearns
        4.370%, 01/03/06                                     4,416          4,416
                                                                        ---------
Total Master Notes
   (Cost $13,615) ($ Thousands)                                            13,615
                                                                        ---------

COMMERCIAL PAPER (D)(E) -- 1.4%

UNITED STATES -- 1.4%
   Adirondack
        4.352%, 01/03/06                                     1,472          1,471
   Mica Funding LLC
        4.302%, 01/03/06                                     1,400          1,400
   Rhineland Funding
        4.295%, 01/30/06                                     6,439          6,416
        4.276%, 02/01/06                                     3,181          3,169
   Witherspoon CDO
        4.396%, 03/15/06                                     1,104          1,104
                                                                        ---------
Total Commercial Paper
   (Cost $13,560) ($ Thousands)                                            13,560
                                                                        ---------

TIME DEPOSITS -- 0.2%

ROMANIA -- 0.0%
   ABN Amro Bucharest
        6.600%, 02/28/06                        ROL      7,116,200            239
UNITED STATES -- 0.2%
   Lummis (D)
        4.000%, 01/03/06                                     1,840          1,840
                                                                        ---------
Total Time Deposits
   (Cost $2,099) ($ Thousands)                                              2,079
                                                                        ---------

STRUCTURED NOTE -- 0.2%

BRAZIL -- 0.2%
   BRL Structured Note (Counterparty: JP
        Morgan Chase NA)
        0.000%, 07/10/10                        BRL          7,800          1,723
                                                                        ---------
Total Structured Note
   (Cost $1,804) ($ Thousands)                                              1,723
                                                                        ---------
                                                     NUMBER OF
                                                      WARRANTS
                                                      --------
WARRANTS -- 0.1%

MEXICO -- 0.1%
United Mexican States,
    Expires 09/01/2006*                                      7,000      $     399
United Mexican States,
   Expires 10/10/06*                                         9,000            326
United Mexican States,
   Expires 11/09/06*                                        12,000            348
                                                                        ---------
                                                                            1,073
                                                                        ---------


--------------------------------------------------------------------------------
   SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS DEBT FUND
December 31, 2005

-------------------------------------------------------------------------------------
                                                       FACE AMOUNT     MARKET VALUE
DESCRIPTION                                         ($ THOUSANDS) (1)  ($ THOUSANDS)
-------------------------------------------------------------------------------------
NIGERIA -- 0.0%

                                                      NUMBER OF
                                                       WARRANTS
                                                       --------
Central Bank of Nigeria,
   Expires 11/15/20 (G)*                                     2,000     $       --
                                                                       ----------
Total Warrants
   (Cost $739) ($ Thousands)                                                1,073
                                                                       ----------

OIL-LINKED PAYMENT OBLIGATION -- 0.1%

VENEZUELA -- 0.1%
Government of Venezuela Par, Expires 04/15/20*                  34            956
                                                                       ----------
Total Oil-Linked Payment Obligation
   (Cost $0) ($ Thousands)                                                    956
                                                                       ----------

REPURCHASE AGREEMENTS (D)(J) -- 4.3%

Barclays Capital
   4.250%, dated 12/30/05, to be
   repurchased on 01/03/06,
   repurchase price $5,324,933
   (collateralized by various
   U.S. Government Obligations,
   ranging in par value
   $1,175,84-$2,482,621,
   4.300%-4.500%,
   05/11/07-09/26/08; with total
   market value $5,429,008)                           $      5,322          5,322
Deutsche Bank
   4.250%, dated 12/30/05, to be
   repurchased on 01/03/06,
   repurchase price $10,845,823
   (collateralized by various
   U.S. Government Obligations,
   ranging in par value
   $1,058,324- $9,997,451,
   3.875%-4.500%,
   02/15/10-07/06/10; with total
   market value $11,057,544)                                10,841         10,841
Lehman Brothers
   4.240%, dated 12/30/05, to be
   repurchased on 01/03/06,
   repurchase price $22,861,031
   (collateralized by various
   U.S. Government Obligations,
   ranging in par value
   $221-$1,760,869,
   0.000%-6.120%,
   05/15/06-03/23/28; with total
   market value $23,307,280)                                22,850         22,850
                                                                       ----------
Total Repurchase Agreements
   (Cost $39,013) ($ Thousands)                                            39,013
                                                                       ----------

Total Investments -- 119.2%
   (Cost $1,014,293) ($ Thousands)+                                    $1,107,221
                                                                       ==========

      Percentages are based on Net Assets of $929,180 ($ Thousands).

*     Non-Income Producing Security

(1)   In U.S. dollars unless otherwise indicated.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of December 31, 2005, the total value of these securities was $3,227 ($ Thousands), representing 0.35% of the Fund's net assets.

(B)   Security in default on interest payments.

(C) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $221,386 ($ Thousands).

(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $227,855 ($ Thousands).

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2005.

(G)   Security is fair valued at $0 and represents 0.00% of net assets.

(H) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
      Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(I)   Security in default on interest and principal payments.

(J)   Tri-Party Repurchase Agreements.

(K) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(L) Securities considered illiquid. The total value of such securities as of December 31, 2005 was $38,721 ($ Thousands) and represented 4.17% of Net Assets.

(M)   The date shown is the earlier of the reset date or the demand date.

ARS     -- Argentina Peso
BRL     -- Brazilian Real
CDO     -- Collateralized Debt Obligation
Cl      -- Class
EUR     -- Euro
EXL     -- Extendable Maturity
FLIRB   -- Front Loaded Interest Reduction Bond
ITL     -- Italian Lira
JPY     -- Japanese Yen
LLC     -- Limited Liability Company
MTN     -- Medium Term Note
MXP     -- Mexican Peso
NA      -- National Association
ROL     -- Romanian Leu
Ser     -- Series
THB     -- Thailand Baht
TRL     -- Turkish Lira
UYU     -- Uruguay Peso

+ At December 31, 2005, the tax basis cost of the Fund's investments was $1,014,293 ($ Thousands), and the unrealized appreciation and depreciation were $96,921($ Thousands) and $(3,993) ($ Thousands), respectively.

--------------------------------------------------------------------------------
   SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS DEBT FUND
December 31, 2005

Forward Foreign Currency Contracts --The following forward foreign currency contracts were outstanding at December 31, 2005:
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                  UNREALIZED
                                CURRENCY TO          CURRENCY TO               CONTRACT          APPRECIATION/
   SETTLEMENT                    DELIVER              RECEIVE                   VALUE           (DEPRECIATION)
      DATE                      (THOUSANDS)          (THOUSANDS)             ($ THOUSANDS)       ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------------
01/04/06-02/02/06         USD     39,245     BRL         90,470                $ 38,566              ($679)
02/07/06                  USD      5,904     MXP         64,064                   5,999                 95
03/21/06                  USD      4,800     PLZ         15,426                   4,738                (61)
01/25/06-11/29/06         USD     16,300     RUB        466,334                  16,182               (118)
01/17/06-02/07/06         USD      9,279     TRL         12,740                   9,386                107
01/17/06-06/08/06         USD      2,200     UAH         11,140                   2,159                (41)
01/04/06                  BRL     40,483     USD         17,426                  17,334                 92
03/13/06                  EUR      2,940     USD          3,486                   3,480                  6
03/13/06                  JPY    315,880     USD          2,653                   2,699                (46)
02/07/06                  MXP     64,064     USD          6,065                   5,999                 66
01/25/06                  RUB     15,208     USD            550                     529                 21
06/08/06                  UAH     11,140     USD          2,171                   2,159                 12
                                                                               --------              -----

                                                                               $109,230              ($546)
                                                                               ========              =====

CURRENCY LEGEND

BRL -- Brazilian Real              RUB -- Russian Ruble
EUR -- Euro                        TRL -- Turkish Lira
JPY-- Japanese Yen                 UAH -- Ukraine Hrynai
MXP -- Mexican Peso                USD -- U.S. Dollar
PLZ -- Polish Zloty

Credit Default Swap Agreements -- The following credit default swap agreements were outstanding at December 31, 2005:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NET
                                                                                                  NOTIONAL           UNREALIZED
                                                                                 EXPIRATION        AMOUNT           APPRECIATION
DESCRIPTION                                                                         DATE        ($ THOUSANDS)      ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund receives semi-annual payment of 0.445% (0.890% per annum)
    times notional amount of Russian Federation Registered, 4.107%,
    09/20/15.  Upon a defined credit event Fund pays notional amount and
    takes receipt of a defined deliverable obligation.                            09/20/15         $ 4,350               $  --

Fund receives semi-annual payment of 0.590% (1.180% per annum)
    times notional amount of Russian Federation Registered, 4.107%,
    04/15/10. Upon a defined credit event Fund pays notional amount and
    takes receipt of a defined deliverable obligation.                            04/15/10           2,000                   41

Fund receives semi-annual payment of 8.375% (16.750% per annum)
    times notional amount of Nigeria Treasury Bond, 17.000%, 12/16/08.
    Upon a defined credit event Fund pays notional amount and takes
    receipt of a defined deliverable obligation.                                 12/16/2008        151,433                    5
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $   46
==================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------
   SEI Institutional International Trust / Quarterly Report / December 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS DEBT FUND
December 31, 2005

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
   SEI Institutional International Trust / Quarterly Report / December 31, 2005

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Institutional International Trust



By (Signature and Title)*              /s/ Robert A. Nesher
                                       ------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: February 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       ------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: February 22, 2006

By (Signature and Title)*              /s/ Stephen F. Panner
                                       ------------------------------
                                       Stephen F. Panner, Controller & CFO

Date: February 22, 2006

* Print the name and title of each signing officer under his or her signature.